UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07899
                                   811-07885

Name of Fund: International Index Fund of Merrill Lynch Index Funds, Inc.
              Master International Index Series of Quantitative Master Series
                Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 01/01/04 - 12/31/04

Item 1 - Report to Stockholders

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                        Merrill Lynch
                                        International
                                        Index Fund
                                        Merrill Lynch Index Funds, Inc.

Annual Report
December 31, 2004

[LOGO] Merrill Lynch Investment Managers

Merrill Lynch International Index Fund

Portfolio Information as of December 31, 2004

                                                                     Percent of
                                                                        Total
Geographic Allocation                                                Investments
--------------------------------------------------------------------------------
United Kingdom ..........................................               24.8%
Japan ...................................................               21.2
France ..................................................                9.4
Germany .................................................                7.0
Switzerland .............................................                6.9
Australia ...............................................                5.0
Netherlands .............................................                4.8
Italy ...................................................                4.3
Spain ...................................................                3.7
Sweden ..................................................                2.4
Finland .................................................                1.5
Belgium .................................................                1.3
Hong Kong ...............................................                1.3
Ireland .................................................                0.9
Singapore ...............................................                0.9
Denmark .................................................                0.8
Greece ..................................................                0.6
Norway ..................................................                0.6
South Africa ............................................                0.5
Austria .................................................                0.5
Portugal ................................................                0.4
New Zealand .............................................                0.2
United States ...........................................                0.1
Bermuda* ................................................                0.0
Other** .................................................                0.9
--------------------------------------------------------------------------------
*     Amount is less than 0.1%.
**    Includes portfolio holdings in short-term investments.


2       MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004

A Letter From the President and Chief Investment Officer

Dear Shareholder

The U.S. equity market ended 2004 in positive territory, although not without some suspense along the way. Fixed income markets also performed well, with high yield bond investors enjoying some of the greatest returns.

Over the past year, the equity market generally found support from a healthy economic environment, above-average corporate earnings, increased capital spending and still-low interest rates. Stalling the momentum somewhat throughout the year was a contentious election, negligible inflation amid a rising federal funds interest rate, record-high oil prices and the seemingly ever-present worries over terrorism and the war in Iraq.

Still, the Standard & Poor's 500 Index posted a 12-month return of +10.88% and a six-month return of +7.19% as of December 31, 2004. The fourth quarter of the year proved to be the most telling, as the S&P 500 Index was up only 1.51% year-to-date as of September 30, 2004. As the price of oil relaxed and election uncertainties subsided, the market headed more convincingly upward in the last quarter of the year.

Given the relatively positive environment for equities, the favorable performance of the bond market came as somewhat of a surprise. The Lehman Brothers Aggregate Bond Index posted a 12-month return of +4.34% and a six-month return of +4.18% as of December 31, 2004. The tax-exempt market performed just as well, with a 12-month return of +4.48% and a six-month return of +5.19%, as measured by the Lehman Brothers Municipal Bond Index. Those comfortable with a higher degree of risk benefited this past year, as the Credit Suisse First Boston High Yield Index posted a 12-month return of +11.95% and a six-month return of +9.26%. Interestingly, as the Federal Reserve Board began raising its target short-term interest rate, long-term bond yields were little changed. In fact, the yield on the 10-year Treasury was 4.24% at year-end compared to 4.27% at December 31, 2003. The yield on the two-year Treasury climbed to 3.08% at year-end 2004 from 1.84% a year earlier.

As always, our investment professionals are closely monitoring the markets, the economy and the overall environment in an effort to make well-informed decisions for the portfolios they manage. For the individual investor, the key to investment success -- particularly during uncertain times -- is to maintain a long-term perspective and adhere to the disciplines of asset allocation, diversification and rebalancing. We encourage you to work with your financial advisor to ensure these time-tested techniques are incorporated into your investment plan.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the new year and beyond.

                                        Sincerely,


                                        /s/ Robert C. Doll, Jr.

                                        Robert C. Doll, Jr.
                                        President and Chief Investment Officer
                                        Merrill Lynch Investment Managers


        MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004        3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Managers

      The Fund was able to meet its objective of closely tracking the return of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI
EAFE) Index.

How did the Fund perform during the fiscal year?

For the 12-month period ended December 31, 2004, Merrill Lynch International Index Fund's Class A and Class I Shares had total returns of +19.46% and +19.78%, respectively. For the same period, the Fund's benchmark, the MSCI EAFE Index, returned +20.25%. (Complete performance information can be found on pages 6 and 7 of this report to shareholders.)

The Fund met its objective of closely tracking the performance of the MSCI EAFE Index. The Index is composed of equity securities of companies from various industry sectors whose primary trading markets are located outside the United States. As the value of the MSCI EAFE Index fluctuated during the year, the Fund's performance generally tracked that of the Index. Throughout the period, as changes were made to the composition of the MSCI EAFE Index, we purchased and sold securities to maintain our objective of replicating the risks and returns of the benchmark.

As an index fund, the portfolio mirrors the composition of the MSCI EAFE Index, a common measure of international stock market performance. What developments affected worldwide equity markets during the period?

The first quarter of 2004 began with renewed investor appetite for risk and upward movement in the MSCI EAFE Index in January and February. Fears of terrorist activity resurfaced as the markets reacted sharply to the attack in Madrid, Spain. The "flight to quality" took over and top performers featured high-quality and value issues, as market uncertainty caused investors to change favor from the lower-quality, lower-price and higher-beta securities that performed well in the fourth quarter of 2003.

The second quarter of 2004 showed positive yet unimpressive returns for the global equity markets, influenced mainly by indecisive global investors. This behavior stemmed from continued political tension in the United States, violence in Iraq and record-high oil prices. The shift in investor favor from lower-quality, lower-price and higher-beta securities to higher-quality, higher-cap and lower-beta stocks that began at the end of the first quarter grew stronger in the second quarter.

The third quarter proved to be a slightly negative period for global equities as the MSCI EAFE Index returned -.28% and the MSCI World Index returned -1.00%. The war in Iraq and the risks associated with the geopolitical situation added to investors' trepidation, especially as oil prices continued to climb.

The fourth quarter painted a different picture, as oil prices began to recede and international market indexes broke out of their slumps with a vengeance. The MSCI EAFE Index returned +15.32% and the MSCI World Index returned +11.94% for the fourth quarter. Large cap stocks showed some strength in mid-year, but small caps rebounded in the fourth quarter.

During the year, the 10 sectors in the benchmark MSCI EAFE Index all posted positive returns, led by utilities, up 33.68%; energy, up 24.22%; and financials, up 23.59%, all in U.S. dollar terms. Lagging performers included information technology, up 6.80%; health care, up 14.31%; and consumer staples, up 18.01%.

All of the 21 countries in the MSCI EAFE Index posted positive returns for the year, with 10 countries posting returns in excess of 30%. Finland was the only country to post single-digit growth. Japan, which has the second-highest country weight in the MSCI EAFE Index and the largest country weight out of the Far East portion of the Index, returned +15.86% for 2004. The top performer in the Index was Austria, up 71.52%, followed by Norway and Greece, with respective returns of +53.27% and +46.06%, all in U.S. dollar terms. The countries with the worst performance for the year were Finland, the Netherlands and Switzerland, with respective returns of +6.14%, +12.24% and +14.96%.


4       MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004

On December 31, 2004, the Standard & Poor's 500 Index closed at 1,211.92 with a price return of +8.99%. The Dow Jones Industrial Average closed at 10,783.01 with a price return of +3.15%, while the Nasdaq Composite Index returned +8.59% with a closing level of 2,175.44. European markets delivered comparable gains, with the Financial Times Stock Exchange 100 Index closing at 4,814.30, representing a return of +7.54% in sterling. In the meantime, the MSCI World Index was up 12.84% in U.S. dollar terms, with a closing level of 1,169.34 at December 31, 2004.

The U.S. dollar is set for the longest annual losing streak since 1987, as it is being hampered by record current account and fiscal deficits, waning appetite for U.S. assets among foreign investors, and comments from Federal Reserve Board and Treasury officials suggesting they favor a weaker dollar. The dollar stands at a near-record low against the euro, down more than 15% from its high for the year. At the end of the year, the dollar traded at a record high against the yen, but both currencies are sliding in line together against the euro.

How would you characterize market conditions at the close of the period?

Although the regional European economy is lagging, companies appear well positioned to benefit from improving external demand. Earnings momentum is building, but the strong euro should trim unhedged overseas earnings. U.K. companies are feeling the effects of a stronger sterling, higher interest rates (via the housing market and retail sales) and a modest economic recovery. In Japan, disappointing economic data has raised questions about the sustainability of the recovery, but the bottom-up evidence supports equity valuations. Against this backdrop, we expect the portfolio to continue to meet its objective of closely tracking the performance of the MSCI EAFE Index in 2005.

Vincent J. Costa
Co-Portfolio Manager

Debra L. Jelilian
Co-Portfolio Manager

Jeffrey L. Russo
Co-Portfolio Manager

January 11, 2005

--------------------------------------------------------------------------------
We are pleased to announce that the day-to-day management of Merrill Lynch International Index Fund is now run by Vincent J. Costa, Director of Merrill Lynch Investment Managers (MLIM) (Quantitative Investments) since 1999; Debra L. Jelilian, Director of MLIM (Quantitative Investments) since 1999; and Jeffrey L. Russo, Director of MLIM (Quantitative Investments) since 2004 and Vice President of MLIM from 1999 to 2004.
--------------------------------------------------------------------------------


        MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004        5

[LOGO] Merrill Lynch Investment Managers

Performance Data

About Fund Performance

Investors are able to purchase shares of the Fund, which offers two pricing alternatives:

o Class A Shares do not incur an initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution fee. In addition, Class A Shares are subject to an ongoing account maintenance fee of 0.25% per year.

o Class I Shares do not incur an initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund is subject to a 2% redemption fee for sales or exchanges of shares within 30 days of purchase. Performance data does not reflect this potential fee. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                       6-Month               12-Month         Since Inception
As of December 31, 2004                              Total Return         Total Return         Total Return
=============================================================================================================
ML International Index Fund Class A Shares*             +14.55%              +19.46%              +55.38%
-------------------------------------------------------------------------------------------------------------
ML International Index Fund Class I Shares*             +14.64               +19.78               +58.32
-------------------------------------------------------------------------------------------------------------
MSCI EAFE Index--Cap Weighted**                         +15.00               +20.25               +48.01
-------------------------------------------------------------------------------------------------------------

* Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97. On 12/14/01, the Fund changed its benchmark index from the MSCI EAFE Index -- GDP Weighted to the MSCI EAFE Index -- Cap Weighted. Accordingly, the Fund's since inception total returns reflect investment performance prior to 12/14/01 when the Fund's benchmark was the MSCI EAFE Index -- GDP Weighted.
** This unmanaged capitalization-weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and that are selected from among the larger-capitalization companies in such markets. Since inception total return is from 4/30/97.


6       MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004

Performance Data (concluded)

Total Return Based on a $10,000 Investment--Class A & Class I Shares

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class I Shares compared to growth of an investment in the MSCI EAFE (Cap Weighted) Index. Values are from April 9, 1997 to December 2004.

                                     4/09/97**  12/97      12/98      12/99      12/00      12/01      12/02      12/03      12/04
ML International Index
Fund+--Class A Shares*               $10,000    $10,822    $13,571    $17,771    $14,573    $11,241    $ 9,418    $13,007    $15,538

ML International Index
Fund+--Class I Shares*               $10,000    $10,845    $13,627    $17,891    $14,706    $11,378    $ 9,551    $13,217    $15,832

                                     4/30/97**  12/97      12/98      12/99      12/00      12/01      12/02      12/03      12/04
MSCI EAFE
(Cap Weighted) Index++               $10,000    $10,285    $12,342    $15,670    $13,450    $10,566    $ 8,882    $12,309    $14,801

* Assuming transaction costs and other operating expenses, including administrative fees.
**    Commencement of operations.
+ The Fund invests all of its assets in Master International (Capitalization Weighted) Index Series of Quantitative Master Series Trust. The Trust may invest in a statistically selected sample of the equity securities included in the Europe, Australasia and Far East Index and other types of financial instruments.
++ This unmanaged capitalization weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger-capitalization companies in such markets. The starting date for the Index in the graph is from 4/30/97.

      Past performance is not predictive of future results.

Average Annual Total Return

Class A Shares                                                            Return
================================================================================
One Year Ended 12/31/04                                                  +19.46%
--------------------------------------------------------------------------------
Five Years Ended 12/31/04                                                - 2.65
--------------------------------------------------------------------------------
Inception (4/09/97) through 12/31/04                                     + 5.87
--------------------------------------------------------------------------------

Class I Shares                                                            Return
================================================================================
One Year Ended 12/31/04                                                  +19.78%
--------------------------------------------------------------------------------
Five Years Ended 12/31/04                                                - 2.42
--------------------------------------------------------------------------------
Inception (4/09/97) through 12/31/04                                     + 6.13
--------------------------------------------------------------------------------


        MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004        7

[LOGO] Merrill Lynch Investment Managers

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on July 1, 2004 and held through December 31, 2004) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                    Expenses Paid
                                                      Beginning                Ending             During the Period*
                                                    Account Value           Account Value           July 1, 2004 to
                                                    July 1, 2004          December 31, 2004        December 31, 2004
====================================================================================================================
Actual
====================================================================================================================
Class A                                                 $1,000                 $1,145.50                 $4.53
--------------------------------------------------------------------------------------------------------------------
Class I                                                 $1,000                 $1,146.40                 $3.18
====================================================================================================================
Hypothetical (5% annual return before expenses)**
====================================================================================================================
Class A                                                 $1,000                 $1,020.91                 $4.27
--------------------------------------------------------------------------------------------------------------------
Class I                                                 $1,000                 $1,022.17                 $3.00
--------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.84% for Class A and .59% for Class I), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master series in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 366.


8       MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004

Statement of Assets and Liabilities       Merrill Lynch International Index Fund

As of December 31, 2004
================================================================================================================================
Assets
--------------------------------------------------------------------------------------------------------------------------------
                       Investment in Master International Index Series (the "Series"),
                        at value (identified cost--$141,202,808) ............................                      $ 168,935,718
                       Prepaid expenses .....................................................                             16,032
                                                                                                                   -------------
                       Total assets .........................................................                        168,951,750
                                                                                                                   -------------
================================================================================================================================
Liabilities
--------------------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Administrator .....................................................    $      52,598
                          Distributor .......................................................           26,891            79,489
                                                                                                 -------------
                       Accrued expenses and other liabilities ...............................                            121,855
                                                                                                                   -------------
                       Total liabilities ....................................................                            201,344
                                                                                                                   -------------
================================================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                       Net assets ...........................................................                      $ 168,750,406
================================================================================================================================
Net Assets Consist of
--------------------------------------------------------------------------------------------------------------------------------
                       Class A Shares of Common Stock, $.0001 par value, 125,000,000
                        shares authorized ...................................................                      $       1,192
                       Class I Shares of Common Stock, $.0001 par value, 125,000,000
                        shares authorized ...................................................                                321
                       Paid-in capital in excess of par .....................................                        147,516,798
                       Accumulated distributions in excess of investment income--net ........    $    (214,966)
                       Accumulated realized capital losses allocated from the Series--net ...       (6,285,849)
                       Unrealized appreciation allocated from the Series--net ...............       27,732,910
                                                                                                 -------------
                       Total accumulated earnings--net ......................................                         21,232,095
                                                                                                                   -------------
                       Net Assets ...........................................................                      $ 168,750,406
                                                                                                                   =============
================================================================================================================================
Net Asset Value
--------------------------------------------------------------------------------------------------------------------------------
                       Class A--Based on net assets of $132,872,648 and 11,921,235 shares
                        outstanding .........................................................                      $       11.15
                                                                                                                   =============
                       Class I--Based on net assets of $35,877,758 and 3,206,002 shares
                        outstanding .........................................................                      $       11.19
                                                                                                                   =============

      See Notes to Financial Statements.


        MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004        9

[LOGO] Merrill Lynch Investment Managers

Statement of Operations                   Merrill Lynch International Index Fund

For the Year Ended December 31, 2004
================================================================================================================================
Investment Income Allocated from the Series--Net
--------------------------------------------------------------------------------------------------------------------------------
                       Net investment income allocated from the Series:
                          Dividends (net of $388,463 foreign withholding tax) ...............                      $   3,595,167
                          Interest (including $37,677 from affiliates) ......................                             63,297
                          Securities lending ................................................                             50,787
                          Expenses (net of $20,820 reimbursement) ...........................                           (144,063)
                                                                                                                   -------------
                       Net investment income allocated from the Series ......................                          3,565,188
                                                                                                                   -------------
================================================================================================================================
Expenses
--------------------------------------------------------------------------------------------------------------------------------
                       Administration fees ..................................................    $     500,897
                       Account maintenance fees--Class A ....................................          292,820
                       Printing and shareholder reports .....................................           79,350
                       Transfer agent fees--Class A .........................................           61,883
                       Registration fees ....................................................           29,790
                       Transfer agent fees--Class I .........................................           15,946
                       Professional fees ....................................................            6,670
                       Directors' fees and expenses .........................................            2,153
                       Other ................................................................           15,551
                                                                                                 -------------
                       Total expenses .......................................................                          1,005,060
                                                                                                                   -------------
                       Investment income--net ...............................................                          2,560,128
                                                                                                                   -------------
================================================================================================================================
Realized & Unrealized Gain (Loss) Allocated from the Series--Net
--------------------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments, futures contracts and foreign
                        currency transactions allocated from the Series--net ................                         19,293,872
                       Change in unrealized appreciation/depreciation on investments, futures contracts and foreign currency transactions allocated
                        from the Series--net ................................................                          5,153,858
                                                                                                                   -------------
                       Total realized and unrealized gain allocated from the Series--net ....                         24,447,730
                                                                                                                   -------------
                       Net Increase in Net Assets Resulting from Operations .................                      $  27,007,858
                                                                                                                   =============

      See Notes to Financial Statements.


10      MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004

Statements of Changes in Net Assets       Merrill Lynch International Index Fund

                                                                                                        For the Year Ended
                                                                                                           December 31,
                                                                                                 -------------------------------
Increase (Decrease) in Net Assets:                                                                    2004              2003
================================================================================================================================
Operations
--------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ...............................................    $   2,560,128     $   1,617,173
                       Realized gain allocated from the Series--net .........................       19,293,872         1,174,159
                       Change in unrealized appreciation/depreciation allocated from the
                        Series--net .........................................................        5,153,858        31,536,922
                                                                                                 -------------------------------
                       Net increase in net assets resulting from operations .................       27,007,858        34,328,254
                                                                                                 -------------------------------
================================================================================================================================
Dividends to Shareholders
--------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net:
                          Class A ...........................................................       (2,950,230)       (1,886,754)
                          Class I ...........................................................         (872,106)         (584,445)
                                                                                                 -------------------------------
                       Net decrease in net assets resulting from dividends to shareholders ..       (3,822,336)       (2,471,199)
                                                                                                 -------------------------------
================================================================================================================================
Capital Share Transactions
--------------------------------------------------------------------------------------------------------------------------------
                       Net increase in net assets derived from capital share transactions ...       14,346,422        17,281,079
                                                                                                 -------------------------------
================================================================================================================================
Redemption Fees
--------------------------------------------------------------------------------------------------------------------------------
                       Redemption fees ......................................................              110                --
                                                                                                 -------------------------------
================================================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets .........................................       37,532,054        49,138,134
                       Beginning of year ....................................................      131,218,352        82,080,218
                                                                                                 -------------------------------
                       End of year* .........................................................    $ 168,750,406     $ 131,218,352
                                                                                                 ===============================
                          * Undistributed (accumulated distributions in excess of) investment
                             income--net ....................................................    $    (214,966)    $     333,035
                                                                                                 ===============================

      See Notes to Financial Statements.


        MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004       11

[LOGO] Merrill Lynch Investment Managers

Financial Highlights                      Merrill Lynch International Index Fund

                                                                                              Class A
The following per share data and ratios have been derived       ------------------------------------------------------------------
from information provided in the financial statements.                           For the Year Ended December 31,
                                                                ------------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                           2004           2003           2002          2001          2000
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of year ...   $   9.56       $   7.06       $   8.62      $  11.33      $  15.13
                                                                ------------------------------------------------------------------
                       Investment income--net* ..............        .17            .12            .11           .08           .09
                       Realized and unrealized gain (loss)
                        allocated from the Series--net ......       1.67           2.56          (1.53)        (2.64)        (2.80)
                                                                ------------------------------------------------------------------
                       Total from investment operations .....       1.84           2.68          (1.42)        (2.56)        (2.71)
                                                                ------------------------------------------------------------------
                       Less dividends and distributions:
                          Investment income--net ............       (.25)          (.18)          (.13)         (.08)         (.02)
                          Realized gain allocated from
                           the Series--net ..................         --             --           (.01)         (.07)         (.53)
                          In excess of realized gain
                           allocated from the Series--net ...         --             --             --            --          (.54)
                                                                ------------------------------------------------------------------
                       Total dividends and distributions ....       (.25)          (.18)          (.14)         (.15)        (1.09)
                                                                ------------------------------------------------------------------
                       Net asset value, end of year .........   $  11.15       $   9.56       $   7.06      $   8.62      $  11.33
                                                                ==================================================================
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ...      19.46%         38.10%        (16.21%)      (22.60%)      (18.00%)
                                                                ==================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of reimbursement** .....        .83%           .87%           .84%          .89%          .89%
                                                                ==================================================================
                       Expenses** ...........................        .84%           .88%           .92%         1.05%          .96%
                                                                ==================================================================
                       Investment income--net ...............       1.69%          1.59%          1.43%          .82%          .67%
                                                                ==================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of year (in thousands)   $132,873       $103,725       $ 62,310      $ 52,836      $ 46,623
                                                                ==================================================================
                       Portfolio turnover of the Series .....      13.50%          8.55%         19.52%        30.19%         5.89%
                                                                ==================================================================

*     Based on average shares outstanding.
**    Includes the Fund's share of the Series' allocated expenses.

      See Notes to Financial Statements.


12      MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004

Financial Highlights (concluded)          Merrill Lynch International Index Fund

                                                                                              Class I
The following per share data and ratios have been derived       ------------------------------------------------------------------
from information provided in the financial statements.                           For the Year Ended December 31,
                                                                ------------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                           2004           2003           2002          2001          2000
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of year ...   $   9.59       $   7.08       $   8.64      $  11.36      $  15.13
                                                                ------------------------------------------------------------------
                       Investment income--net* ..............        .19            .15            .14           .12           .14
                       Realized and unrealized gain (loss)
                        allocated from the Series--net ......       1.69           2.56          (1.55)        (2.67)        (2.82)
                                                                ------------------------------------------------------------------
                       Total from investment operations .....       1.88           2.71          (1.41)        (2.55)        (2.68)
                                                                ------------------------------------------------------------------
                       Less dividends and distributions:
                          Investment income--net ............       (.28)          (.20)          (.14)         (.10)         (.02)
                          Realized gain allocated from the
                           Series--net ......................         --             --           (.01)         (.07)         (.53)
                          In excess of realized gain
                           allocated from the Series--net ...         --             --             --            --          (.54)
                                                                ------------------------------------------------------------------
                       Total dividends and distributions ....       (.28)          (.20)          (.15)         (.17)        (1.09)
                                                                ------------------------------------------------------------------
                       Net asset value, end of year .........   $  11.19       $   9.59       $   7.08      $   8.64      $  11.36
                                                                ==================================================================
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ...      19.78%         38.39%        (16.06%)      (22.45%)      (17.80%)
                                                                ==================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of reimbursement** .....        .58%           .62%           .58%          .64%          .65%
                                                                ==================================================================
                       Expenses** ...........................        .59%           .62%           .67%          .81%          .71%
                                                                ==================================================================
                       Investment income--net ...............       1.91%          1.86%          1.72%         1.18%         1.02%
                                                                ==================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of year (in thousands)   $ 35,878       $ 27,494       $ 19,770      $ 26,367      $ 37,387
                                                                ==================================================================
                       Portfolio turnover of the Series .....      13.50%          8.55%         19.52%        30.19%         5.89%
                                                                ==================================================================

*     Based on average shares outstanding.
**    Includes the Fund's share of the Series' allocated expenses.

      See Notes to Financial Statements.


        MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004       13

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements             Merrill Lynch International Index Fund

1. Significant Accounting Policies:

Merrill Lynch International Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in Master International Index Series (the "Series") of the Quantitative Master Series Trust, which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Series owned by the Fund at December 31, 2004 was 52.5%. The Fund offers two classes of shares, Class A and Class I. Shares of Class A and Class I are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Series are accounted for on a trade date basis.

(g) Reclassifications -- U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $15,390,614 has been reclassified between accumulated realized net capital losses on investments and paid-in capital in excess of par, $122,658 has been reclassified between paid-in capital in excess of par and distributions in excess of net investment income and $591,549 has been reclassified between accumulated realized net capital losses on investments and distributions in excess of net investment income as a result of permanent differences attributable to net gains realized on the distributions of securities not recognized for tax purposes, gains from the sale of stock of passive foreign investment companies and foreign currency transactions. These reclassifications have no effect on net assets or net asset values per share.

2. Transactions with Affiliates:

The Corporation has entered into an Administration Services Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .34% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan


14      MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004

Notes to Financial Statements (concluded)
                                          Merrill Lynch International Index Fund

adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class A Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS, and/or ML & Co.

3. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $14,346,422 and $17,281,079 for the years ended December 31, 2004 and December 31, 2003, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 2004                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................         3,654,345       $ 36,576,564
Shares issued to shareholders in
   reinvestment of dividends .............           275,250          2,883,058
                                                 ------------------------------
Total issued .............................         3,929,595         39,459,622
Shares redeemed ..........................        (2,861,982)       (28,529,919)
                                                 ------------------------------
Net increase .............................         1,067,613       $ 10,929,703
                                                 ==============================

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 2003                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................         2,975,146       $ 23,547,146
Shares issued to shareholders
   in reinvestment of dividends ..........           202,586          1,844,036
                                                 ------------------------------
Total issued .............................         3,177,732         25,391,182
Shares redeemed ..........................        (1,149,582)        (8,800,406)
                                                 ------------------------------
Net increase .............................         2,028,150       $ 16,590,776
                                                 ==============================

--------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended December 31, 2004                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................         1,341,305       $ 13,457,624
Shares issued to shareholders in
   reinvestment of dividends .............            76,845            811,131
                                                 ------------------------------
Total issued .............................         1,418,150         14,268,755
Shares redeemed ..........................        (1,078,351)       (10,852,036)
                                                 ------------------------------
Net increase .............................           339,799       $  3,416,719
                                                 ==============================

--------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended December 31, 2003                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................         1,230,193       $  9,731,216
Shares issued to shareholders
   in reinvestment of dividends ..........            58,415            534,392
                                                 ------------------------------
Total issued .............................         1,288,608         10,265,608
Shares redeemed ..........................        (1,214,268)        (9,575,305)
                                                 ------------------------------
Net increase .............................            74,340       $    690,303
                                                 ==============================

Effective June 30, 2004, the Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund. For the year ended December 31, 2004, the Fund charged redemption fees of $110.

4. Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 was as follows:

--------------------------------------------------------------------------------
                                                 12/31/2004         12/31/2003
--------------------------------------------------------------------------------
Distributions paid from:
     Ordinary income .....................      $  3,822,336       $  2,471,199
                                                -------------------------------
Total taxable distributions ..............      $  3,822,336       $  2,471,199
                                                ===============================

As of December 31, 2004, the components of accumulated earnings on a tax basis were as follows:

-----------------------------------------------------------------------------
Undistributed ordinary income--net ......................        $    585,666
Undistributed long-term capital gains--net ..............                  --
                                                                 ------------
Total undistributed earnings--net .......................             585,666
Capital loss carryforward ...............................          (4,569,932)*
Unrealized gains--net ...................................          25,216,361**
                                                                 ------------
Total accumulated earnings--net .........................        $ 21,232,095
                                                                 ============

* On December 31, 2004, the Fund had a net capital loss carryforward of $4,569,932, all of which expires in 2010. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain foreign currency contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and other book/tax temporary differences.


        MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004       15

[LOGO] Merrill Lynch Investment Managers

Report of Independent Registered Public Accounting Firm
                                          Merrill Lynch International Index Fund

To the Shareholders and Board of Directors of Merrill Lynch Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch International Index Fund, one of the series constituting Merrill Lynch Index Funds, Inc. (the "Fund"), as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 23, 2005

Important Tax Information

The following information is provided with respect to the ordinary income distributions paid by Merrill Lynch International Index Fund during the fiscal year ended December 31, 2004:

================================================================================
Record Date                                    July 21, 2004   December 16, 2004
Payable Date                                   July 27, 2004   December 22, 2004
================================================================================
Qualified Dividend
Income for Individuals                             14.79%           94.23%*
--------------------------------------------------------------------------------
Foreign Source Income                              60.60%           77.87%*
--------------------------------------------------------------------------------
Foreign Taxes Paid Per Share                          --         $.020405
--------------------------------------------------------------------------------
* Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid are included in taxable income and may be either deducted from gross income or taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.


16      MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004

Summary Schedule of Investments                Master International Index Series

This summary schedule of investments is presented to help investors focus on the Series' principal holdings. It includes the Series' 50 largest holdings and each investment of any issuer that exceeds 1% of the Series' net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling 800-637-3863 or on the Securities and Exchange Commission's Web site at http://www.sec.gov.

                                        Shares                                                     Value         Percent of
Industry*                                 Held     Common Stocks                             (in U.S. dollars)   Net Assets
===========================================================================================================================
Aerospace & Defense                                Other Securities                            $  1,774,353         0.5%
---------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics                            Other Securities                               1,220,617         0.4
---------------------------------------------------------------------------------------------------------------------------
Airlines                                           Other Securities                                 859,490         0.3
---------------------------------------------------------------------------------------------------------------------------
Auto Components                                    Other Securities                               2,628,055         0.8
---------------------------------------------------------------------------------------------------------------------------
Automobiles                             30,782     DaimlerChrysler AG                             1,475,293         0.4
                                        27,400     Honda Motor Co., Ltd.                          1,419,869         0.4
                                       100,700     Toyota Motor Corp.                             4,097,970         1.3
                                                   Other Securities                               2,483,938         0.8
                                                                                               ----------------------------
                                                                                                  9,477,070         2.9
---------------------------------------------------------------------------------------------------------------------------
Beverages                              109,812     Diageo Plc                                     1,566,454         0.5
                                                   Other Securities                               2,863,256         0.9
                                                                                               ----------------------------
                                                                                                  4,429,710         1.4
---------------------------------------------------------------------------------------------------------------------------
Biotechnology                                      Other Securities                                 415,284         0.1
---------------------------------------------------------------------------------------------------------------------------
Building Products                                  Other Securities                               2,233,628         0.7
---------------------------------------------------------------------------------------------------------------------------
Capital Markets                         41,795     Credit Suisse Group (a)                        1,756,926         0.6
                                        17,874     Deutsche Bank AG Registered Shares             1,586,964         0.5
                                        37,744     UBS AG Registered Shares                       3,164,973         1.0
                                                   Other Securities                               3,401,843         1.0
                                                                                               ----------------------------
                                                                                                  9,910,706         3.1
---------------------------------------------------------------------------------------------------------------------------
Chemicals                               18,105     BASF AG                                        1,304,288         0.4
                                                   Other Securities                               7,643,946         2.4
                                                                                               ----------------------------
                                                                                                  8,948,234         2.8
---------------------------------------------------------------------------------------------------------------------------
Commercial Banks                        52,985     ABN AMRO Holding NV                            1,403,667         0.5
                                        28,297     BNP Paribas                                    2,050,061         0.6
                                        97,327     Banco Bilbao Vizcaya Argentaria SA (a)         1,726,407         0.5
                                       186,457     Banco Santander Central Hispano SA             2,313,922         0.7
                                       231,125     Barclays Plc                                   2,600,300         0.8
                                       139,659     HBOS Plc                                       2,273,756         0.7
                                       395,750     HSBC Holdings Plc                              6,678,652         2.1
                                       190,856     Lloyds TSB Group Plc                           1,733,189         0.6
                                           156     Mitsubishi Tokyo Financial Group, Inc.         1,583,293         0.5
                                           272     Mizuho Financial Group, Inc.                   1,369,689         0.4
                                       112,438     Royal Bank of Scotland Group Plc               3,782,041         1.2
                                                   Other Securities                              22,270,978         6.9
                                                                                               ----------------------------
                                                                                                 49,785,955        15.5
---------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies                     Other Securities                               3,156,661         1.0
---------------------------------------------------------------------------------------------------------------------------
Communications Equipment               161,627     Nokia Oyj Class A (b)                          2,552,815         0.8
                                       527,005     Telefonaktiebolaget LM Ericsson (a)            1,681,239         0.5
                                                   Other Securities                               1,049,704         0.3
                                                                                               ----------------------------
                                                                                                  5,283,758         1.6
---------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals                            Other Securities                               1,587,980         0.5
---------------------------------------------------------------------------------------------------------------------------
Construction & Engineering                         Other Securities                               2,218,314         0.7
---------------------------------------------------------------------------------------------------------------------------

        MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004       17

[LOGO] Merrill Lynch Investment Managers

Summary Schedule of Investments (continued)    Master International Index Series

                                        Shares                                                      Value        Percent of
Industry*                                 Held     Common Stocks                             (in U.S. dollars)   Net Assets
===========================================================================================================================
Construction Materials                             Other Securities                            $  3,116,913         1.0%
---------------------------------------------------------------------------------------------------------------------------
Consumer Finance                                   Other Securities                               1,639,039         0.5
---------------------------------------------------------------------------------------------------------------------------
Containers & Packaging                             Other Securities                                 604,901         0.2
---------------------------------------------------------------------------------------------------------------------------
Distributors                                       Other Securities                                 220,921         0.0
---------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services          63,707     ING Groep NV CVA                               1,927,576         0.6
                                                   Other Securities                               2,318,381         0.7
                                                                                               ----------------------------
                                                                                                  4,245,957         1.3
---------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication           99,024     Deutsche Telekom AG                            2,241,062         0.7
Services                                52,667     France Telecom SA                              1,743,874         0.6
                                       138,369     Telefonica SA                                  2,606,761         0.8
                                                   Other Securities                               8,094,346         2.5
                                                                                               ----------------------------
                                                                                                 14,686,043         4.6
---------------------------------------------------------------------------------------------------------------------------
Electric Utilities                      21,220     E.On AG                                        1,934,230         0.6
                                                   Other Securities                               8,304,517         2.6
                                                                                               ----------------------------
                                                                                                 10,238,747         3.2
---------------------------------------------------------------------------------------------------------------------------
Electrical Equipment                               Other Securities                               2,458,057         0.8
---------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments                 Other Securities                               4,069,511         1.3
---------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services                        Other Securities                                 208,482         0.0
---------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing               277,338     Tesco Plc                                      1,713,196         0.5
                                                   Other Securities                               4,982,017         1.6
                                                                                               ----------------------------
                                                                                                  6,695,213         2.1
---------------------------------------------------------------------------------------------------------------------------
Food Products                           14,464     Nestle SA Registered Shares                    3,784,223         1.2
                                        19,510     Unilever NV                                    1,308,180         0.4
                                                   Other Securities                               4,258,316         1.3
                                                                                               ----------------------------
                                                                                                  9,350,719         2.9
---------------------------------------------------------------------------------------------------------------------------
Gas Utilities                                      Other Securities                               2,012,810         0.6
---------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies                   Other Securities                               1,782,124         0.6
---------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services                   Other Securities                                 759,345         0.2
---------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                      Other Securities                               3,754,184         1.2
---------------------------------------------------------------------------------------------------------------------------
Household Durables                      80,000     Matsushita Electric Industrial Co., Ltd.       1,269,445         0.4
                                        33,500     Sony Corp.                                     1,294,623         0.4
                                                   Other Securities                               3,790,964         1.2
                                                                                               ----------------------------
                                                                                                  6,355,032         2.0
---------------------------------------------------------------------------------------------------------------------------
Household Products                                 Other Securities                               1,203,699         0.4
---------------------------------------------------------------------------------------------------------------------------
IT Services                                        Other Securities                               1,335,428         0.4
---------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates                27,369     Siemens AG                                     2,320,617         0.7
                                                   Other Securities                               2,069,171         0.7
                                                                                               ----------------------------
                                                                                                  4,389,788         1.4
---------------------------------------------------------------------------------------------------------------------------
Insurance                               53,086     AXA                                            1,311,817         0.4
                                        11,277     Allianz AG Registered Shares                   1,496,038         0.5
                                                   Other Securities                              10,938,371         3.4
                                                                                               ----------------------------
                                                                                                 13,746,226         4.3
---------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail                          Other Securities                                 671,141         0.2
---------------------------------------------------------------------------------------------------------------------------
Internet Software & Services                       Other Securities                                 738,599         0.2
---------------------------------------------------------------------------------------------------------------------------


18      MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004

Summary Schedule of Investments (continued)    Master International Index Series

                                        Shares                                                      Value        Percent of
Industry*                                 Held     Common Stocks                             (in U.S. dollars)   Net Assets
===========================================================================================================================
Leisure Equipment & Products                       Other Securities                            $  1,191,936         0.4%
---------------------------------------------------------------------------------------------------------------------------
Machinery                                          Other Securities                               4,523,726         1.4
---------------------------------------------------------------------------------------------------------------------------
Marine                                             Other Securities                                 833,517         0.2
---------------------------------------------------------------------------------------------------------------------------
Media                                              Other Securities                               7,598,498         2.4
---------------------------------------------------------------------------------------------------------------------------
Metals & Mining                        137,224     BHP Billiton Ltd.                              1,650,122         0.5
                                                   Other Securities                               7,328,980         2.3
                                                                                               ----------------------------
                                                                                                  8,979,102         2.8
---------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power                Other Securities                               3,342,863         1.0
---------------------------------------------------------------------------------------------------------------------------
Multiline Retail                                   Other Securities                               1,437,649         0.4
---------------------------------------------------------------------------------------------------------------------------
Office Electronics                      30,000     Canon, Inc.                                    1,619,010         0.5
                                                   Other Securities                                 663,865         0.2
                                                                                               ----------------------------
                                                                                                  2,282,875         0.7
---------------------------------------------------------------------------------------------------------------------------
Oil & Gas                              762,276     BP Plc                                         7,434,554         2.3
                                         3,849     BP Plc (b)                                       224,782         0.1
                                        79,504     ENI SpA                                        1,990,572         0.6
                                        75,688     Royal Dutch Petroleum Co.                      4,356,921         1.4
                                       354,749     Shell Transport & Trading Co. Plc              3,024,009         0.9
                                        20,474     Total SA                                       4,472,165         1.4
                                                   Other Securities                               3,768,267         1.1
                                                                                               ----------------------------
                                                                                                 25,271,270         7.8
---------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products                            Other Securities                               1,555,647         0.5
---------------------------------------------------------------------------------------------------------------------------
Personal Products                                  Other Securities                               1,139,877         0.3
---------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals                         60,203     AstraZeneca Plc                                2,183,379         0.7
                                       210,736     GlaxoSmithKline Plc                            4,944,119         1.5
                                           800     GlaxoSmithKline Plc (b)                           37,912         0.0
                                        84,608     Novartis AG Registered Shares                  4,263,511         1.3
                                        24,793     Roche Holding AG                               2,854,106         0.9
                                        35,951     Sanofi-Aventis                                 2,873,343         0.9
                                        31,000     Takeda Pharmaceutical Co., Ltd.                1,561,042         0.5
                                                   Other Securities                               4,048,357         1.3
                                                                                               ----------------------------
                                                                                                 22,765,769         7.1
---------------------------------------------------------------------------------------------------------------------------
Real Estate                                        Other Securities                               7,072,140         2.2
---------------------------------------------------------------------------------------------------------------------------
Road & Rail                                        Other Securities                               2,957,655         0.9
---------------------------------------------------------------------------------------------------------------------------
Semiconductors &                                   Other Securities                               2,300,350         0.7
Semiconductor Equipment
---------------------------------------------------------------------------------------------------------------------------
Software                                 7,588     SAP AG                                         1,355,258         0.4
                                                   Other Securities                               1,465,474         0.5
                                                                                               ----------------------------
                                                                                                  2,820,732         0.9
---------------------------------------------------------------------------------------------------------------------------
Specialty Retail                                   Other Securities                               2,786,130         0.9
---------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods                   Other Securities                               2,698,029         0.8
---------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance                         Other Securities                                 238,959         0.1
---------------------------------------------------------------------------------------------------------------------------
Tobacco                                            Other Securities                               2,604,765         0.8
---------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors                   Other Securities                               2,248,142         0.7
---------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure                      Other Securities                               2,174,776         0.7
---------------------------------------------------------------------------------------------------------------------------


        MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004       19

[LOGO] Merrill Lynch Investment Managers

Summary Schedule of Investments (continued)    Master International Index Series

                                          Shares                                                    Value        Percent of
Industry*                                 Held     Common Stocks                             (in U.S. dollars)   Net Assets
===========================================================================================================================
Water Utilities                                    Other Securities                            $    494,606         0.1%
---------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services        683     NTT DoCoMo Inc.                                1,259,754         0.4
                                     2,286,456     Vodafone Group Plc                             6,200,551         1.9
                                        12,490     Vodafone Group Plc (b)                           341,976         0.1
                                                   Other Securities                               1,556,740         0.5
                                                                                               ----------------------------
                                                                                                  9,359,021         2.9
---------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Common Stocks
                                                   (Cost--$260,169,995)                         316,890,728        98.4
===========================================================================================================================

                                                   Mutual Funds
===========================================================================================================================
Diversified Financial Services                     Other Securities                                 320,100         0.1
---------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Mutual Funds
                                                   (Cost--$232,840)                                 320,100         0.1
===========================================================================================================================

                                                   Preferred Stocks
===========================================================================================================================
Automobiles                                        Other Securities                                 328,469         0.2
---------------------------------------------------------------------------------------------------------------------------
Chemicals                                          Other Securities                                 246,013         0.0
---------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services                   Other Securities                                  31,421         0.0
---------------------------------------------------------------------------------------------------------------------------
Media                                              Other Securities                                 101,144         0.0
---------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power                Other Securities                                  94,534         0.0
---------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products                            Other Securities                                   3,217         0.0
---------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Preferred Stocks
                                                   (Cost--$684,752)                                 804,798         0.2
===========================================================================================================================

                                                   Warrants (c)
===========================================================================================================================
Food & Staples Retailing                           Other Securities                                      20         0.0
---------------------------------------------------------------------------------------------------------------------------
Real Estate                                        Other Securities                                  16,629         0.0
---------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Warrants
                                                   (Cost--$10,862)                                   16,649         0.0
===========================================================================================================================

                                                   Rights (d)
===========================================================================================================================
Household Durables                                 Other Securities                                     660         0.0
---------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Rights (Cost--$1,555)           660         0.0
===========================================================================================================================


20      MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004

Summary Schedule of Investments (continued)    Master International Index Series

                                    Beneficial                                                        Value        Percent of
                                      Interest     Short-Term Securities                        (in U.S. dollars)  Net Assets
=============================================================================================================================
                                    $2,760,907     Merrill Lynch Liquidity Series, LLC Cash
                                                   Sweep Series I (e)                             $  2,760,907         0.9%
-----------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Short-Term Securities
                                                   (Cost--$2,760,907)                                2,760,907         0.9
=============================================================================================================================
Total Investments (Cost--$263,860,911**)                                                           320,793,842        99.6

Other Assets Less Liabilities                                                                        1,273,022         0.4
                                                                                                  ---------------------------
Net Assets                                                                                        $322,066,864       100.0%
                                                                                                  ===========================

      "Other Securities" represent issues that are not identified as the largest 50 holdings of the Series and issues not exceeding 1% of net assets.

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.
** The cost and unrealized appreciation/depreciation of investments as of December 31, 2004, as computed for federal income tax purposes, were as follows:

      Aggregate cost .....................................         $266,778,196
                                                                   ============
      Gross unrealized appreciation ......................         $ 61,477,825
      Gross unrealized depreciation ......................           (7,462,179)
                                                                   ------------
      Net unrealized appreciation ........................         $ 54,015,646
                                                                   ============

(a)   Non-income producing security.
(b)   Depositary Receipts.
(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(d)   The rights may be exercised until 1/07/2005.
(e) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2 (a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------------------------
                                                                              Net         Interest
      Affiliate                                                            Activity        Income
      --------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I            $(7,159,850)     $125,093
      --------------------------------------------------------------------------------------------

      Financial futures contracts purchased as of December 31, 2004 were as follows:

      -----------------------------------------------------------------------------------------------------------------------
                                                                                                                  Unrealized
      Number of                                                            Expiration                            Appreciation
      Contracts       Issue                          Exchange                 Date             Face Value       (Depreciation)
      -----------------------------------------------------------------------------------------------------------------------
           1          CAC40 10 Euro Future           Matif (Par)            March 2005         $   52,078          $    (53)
           2          CAC40 10 Euro Future           Matif (Par)          January 2005         $  103,887              (149)
           4          DJ Euro Stoxx 50               Eurex                  March 2005         $  159,827               456
          13          Hang Seng Index Future         Hong Kong            January 2005         $1,188,774               555
          12          IBEX 35 Plus Index Future      Spanish Op           January 2005         $1,454,865            20,709
          15          OMX Stock Index Future         Riyadh               January 2005         $  167,832                19
           1          S&P/MIB Index                  Eurex                  March 2005         $  210,652              (981)
           2          SPI 200 Index Future           Sydney                 March 2005         $  159,401              (426)
          25          TOPIX Index Future             Tokyo                  March 2005         $2,691,129           108,471
      -----------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation--Net                                                                           $128,601
                                                                                                                   ==========


        MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004       21

[LOGO] Merrill Lynch Investment Managers

Summary Schedule of Investments (concluded)    Master International Index Series

      Forward foreign exchange contracts as of December 31, 2004 were as follows:

      ----------------------------------------------------------------------------------------
                                                                                  Unrealized
      Foreign Currency                                Settlement                 Appreciation
      Purchased                                          Date                   (Depreciation)
      ----------------------------------------------------------------------------------------
      A$           145,000                           January 2005                  $ 2,711
      CHF          230,000                           January 2005                     (686)
      (E)          975,000                           January 2005                   15,532
      (pound)      300,000                           January 2005                   (1,814)
      SEK          550,000                           January 2005                      313
      (Y)       74,500,000                           January 2005                    7,657
      ----------------------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Exchange Contracts--Net
      (US$ Commitment--$3,003,395)                                                  $23,713
                                                                                    ==========

      See Notes to Financial Statements.


22      MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004

Statement of Assets and Liabilities            Master International Index Series

As of December 31, 2004
================================================================================================================================
Assets
--------------------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value (including
                        securities loaned of $3,117,973) (identified cost--$261,100,004) ....                      $ 318,032,935
                       Investments in affiliated securities, at value (identified
                        cost--$2,760,907) ...................................................                          2,760,907
                       Cash held as collateral for loaned securities ........................                          3,266,358
                       Cash on deposit for financial futures contracts ......................                            497,670
                       Foreign cash (cost--$1,625,645) ......................................                          1,673,195
                       Unrealized appreciation on forward foreign exchange contracts ........                             26,213
                       Receivables:
                          Dividends .........................................................    $     637,186
                          Contributions .....................................................          543,132
                          Variation margin ..................................................          539,211
                          Forward foreign exchange contracts ................................           68,770
                          Investment adviser ................................................            9,691
                          Interest from affiliates ..........................................            5,093
                          Securities sold ...................................................            1,453         1,804,536
                                                                                                 -------------
                       Prepaid expenses .....................................................                              3,465
                                                                                                                   -------------
                       Total assets .........................................................                        328,065,279
                                                                                                                   -------------
================================================================================================================================
Liabilities
--------------------------------------------------------------------------------------------------------------------------------
                       Collateral on securities loaned, at value ............................                          3,266,358
                       Unrealized depreciation on forward foreign exchange contracts ........                              2,500
                       Payables:
                          Withdrawals .......................................................        2,297,120
                          Forward foreign exchange contracts ................................           84,810
                          Securities purchased ..............................................            8,525
                          Other affiliates ..................................................            1,555         2,392,010
                                                                                                 -------------
                       Accrued expenses and other liabilities ...............................                            337,547
                                                                                                                   -------------
                       Total liabilities ....................................................                          5,998,415
                                                                                                                   -------------
================================================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                       Net assets ...........................................................                      $ 322,066,864
                                                                                                                   =============
================================================================================================================================
Net Assets Consist of
--------------------------------------------------------------------------------------------------------------------------------
                       Investors' capital ...................................................                      $ 264,900,962
                       Unrealized appreciation ..............................................                         57,165,902
                                                                                                                   -------------
                       Net Assets ...........................................................                      $ 322,066,864
                                                                                                                   =============

      See Notes to Financial Statements.


        MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004       23

[LOGO] Merrill Lynch Investment Managers

Statement of Operations                        Master International Index Series

For the Year Ended December 31, 2004
================================================================================================================================
Investment Income
--------------------------------------------------------------------------------------------------------------------------------
                       Dividends (net of $1,327,146 foreign withholding tax) ................                      $  12,086,551
                       Interest (including $125,093 from affiliates) ........................                            202,655
                       Securities lending--net ..............................................                            178,484
                                                                                                                   -------------
                       Total income .........................................................                         12,467,690
                                                                                                                   -------------
================================================================================================================================
Expenses
--------------------------------------------------------------------------------------------------------------------------------
                       Custodian fees .......................................................    $     198,862
                       Accounting services ..................................................           72,367
                       Professional fees ....................................................           70,824
                       Pricing fees .........................................................           59,733
                       Investment advisory fees .............................................           47,035
                       Trustees' fees and expenses ..........................................            3,578
                       Printing and shareholder reports .....................................            1,665
                       Other ................................................................           27,288
                                                                                                 -------------
                       Total expenses before reimbursement ..................................          481,352
                       Reimbursement of expenses ............................................          (40,784)
                                                                                                 -------------
                       Total expenses after reimbursement ...................................                            440,568
                                                                                                                   -------------
                       Investment income--net ...............................................                         12,027,122
                                                                                                                   -------------
================================================================================================================================
Realized & Unrealized Gain (Loss)--Net
--------------------------------------------------------------------------------------------------------------------------------
                       Realized gain on:
                          Investments--net ..................................................       49,709,523
                          Futures contracts--net ............................................        1,150,260
                          Foreign currency transactions--net ................................          769,014        51,628,797
                                                                                                 -------------
                       Change in unrealized appreciation/depreciation on:
                          Investments--net ..................................................        4,963,678
                          Futures contracts--net ............................................         (497,964)
                          Foreign currency transactions--net ................................         (697,117)        3,768,597
                                                                                                  ------------------------------
                       Total realized and unrealized gain--net ..............................                         55,397,394
                                                                                                                   -------------
                       Net Increase in Net Assets Resulting from Operations .................                      $  67,424,516
                                                                                                                   =============

      See Notes to Financial Statements.


24      MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004

Statements of Changes in Net Assets            Master International Index Series

                                                                                                       For the Year Ended
                                                                                                           December 31,
                                                                                                 -------------------------------
Increase (Decrease) in Net Assets:                                                                    2004              2003
================================================================================================================================
Operations
--------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ...............................................    $  12,027,122     $   4,732,220
                       Realized gain (loss)--net ............................................       51,628,797          (846,178)
                       Change in unrealized appreciation/depreciation--net ..................        3,768,597        79,135,984
                                                                                                 -------------------------------
                       Net increase in net assets resulting from operations .................       67,424,516        83,022,026
                                                                                                 -------------------------------
================================================================================================================================
Capital Transactions
--------------------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions ..........................................      167,759,330       364,659,614
                       Fair value of withdrawals ............................................     (466,245,952)      (61,373,002)
                                                                                                 -------------------------------
                       Net increase (decrease) in net assets derived from
                        capital transactions ................................................     (298,486,622)      303,286,612
                                                                                                 -------------------------------
================================================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                       Total increase (decrease) in net assets ..............................     (231,062,106)      386,308,638
                       Beginning of year ....................................................      553,128,970       166,820,332
                                                                                                 -------------------------------
                       End of year ..........................................................    $ 322,066,864     $ 553,128,970
                                                                                                 ===============================

      See Notes to Financial Statements.


        MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004       25

[LOGO] Merrill Lynch Investment Managers

Financial Highlights                           Master International Index Series

                                                                                   For the Year Ended December 31,
The following ratios have been derived                          ------------------------------------------------------------------
from information provided in the financial statements.             2004           2003           2002          2001          2000
==================================================================================================================================
Total Investment Return*
----------------------------------------------------------------------------------------------------------------------------------
                       Total investment return ..............      20.32%         38.97%        (15.81%)      (21.77%)          --
                                                                ==================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of reimbursement .......        .09%           .09%           .08%          .08%          .08%
                                                                ==================================================================
                       Expenses .............................        .10%           .10%           .16%          .39%         1.34%
                                                                ==================================================================
                       Investment income--net ...............       2.55%          2.23%          2.21%         1.20%         1.55%
                                                                ==================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of year (in thousands)   $322,067       $553,129       $166,820      $195,512      $ 15,763
                                                                ==================================================================
                       Portfolio turnover ...................      13.50%          8.55%         19.52%        30.19%         5.89%
                                                                ==================================================================

* Total return is required to be disclosed for fiscal years beginning after December 15, 2000. The Series' Investment Adviser has agreed to reimburse the Series for a portion of its expenses. Without such reimbursement, the Series' performance would have been lower.

      See Notes to Financial Statements.


26      MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004

Notes to Financial Statements                  Master International Index Series

1. Significant Accounting Policies:

Master International Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Series under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the


        MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004       27

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (continued)      Master International Index Series

      contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending -- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay


28      MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004

Notes to Financial Statements (concluded)      Master International Index Series

reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. FAM has entered into a contractual arrangement with the Series under which all expenses incurred by the Series will not exceed .12%. This arrangement has a one-year term and is renewable. For the year ended December 31, 2004, FAM reimbursed the Series in the amount of $40,784.

Merrill Lynch, Pierce, Fenner & Smith Incorporated, a subsidiary of ML & Co., received $21 in commissions on the execution of portfolio security transactions for the Series for the year ended December 31, 2004.

For the year ended December 31, 2004, the Series reimbursed FAM $10,318 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2004 were $61,414,436 and $330,369,421, respectively.

4. Commitments:

At December 31, 2004, the Series had entered into foreign exchange contracts, in addition to the contracts listed in the Schedule of Investments, under which it had agreed to sell various foreign currencies with an approximate value of $79,000.

5. Short-Term Borrowings:

The Trust, on behalf of the Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .07% per annum based on the Series pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2004. On November 26, 2004, the credit agreement was renewed for one year under substantially the same terms.


        MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004       29

[LOGO] Merrill Lynch Investment Managers

Report of Independent Registered Public Accounting Firm
                                               Master International Index Series

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited the accompanying statement of assets and liabilities, including the summary schedule of investments, of Master International Index Series, one of the portfolios constituting the Quantitative Master Series Trust (the "Trust") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master International Index Series of the Quantitative Master Series Trust as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 23, 2005


30      MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004

Officers and Directors/Trustees

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                                                                                                       Fund Complex    Directorships
                           Position(s)  Length of                                                      Overseen by     Held by
                           Held with    Time                                                           Director/       Director/
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Interested Director/Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K.    P.O. Box 9011  President    2000 to  President and Chairman of the Merrill Lynch Invest-   124 Funds       None
Glenn*      Princeton, NJ  and          present  ment Managers, L.P. ("MLIM")/Fund Asset               163 Portfolios
            08543-9011     Director/             Management, L.P. ("FAM")-advised funds since
            Age: 64        Trustee               1999; Chairman (Americas Region) of MLIM from
                                                 2000 to 2002; Executive Vice President of MLIM
                                                 and FAM (which terms as used herein include
                                                 their corporate predecessors) from 1983 to 2002;
                                                 President of FAM Distributors, Inc. ("FAMD") from
                                                 1986 to 2002 and Director thereof from 1991 to
                                                 2002; Executive Vice President and Director of
                                                 Princeton Services, Inc. ("Princeton Services")
                                                 from 1993 to 2002; President of Princeton
                                                 Administrators, L.P. from 1989 to 2002; Director of
                                                 Financial Data Services, Inc. since 1985.
            ------------------------------------------------------------------------------------------------------------------------
            * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person" as described in the Investment Company Act, of the Fund based on his present and former positions with MLIM, FAM, FAMD, Princeton Services and Princeton
              Administrators, L.P. The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal, or death, or until December 31 of the year in which they turn 72. As Fund/Trust President, Mr. Glenn serves at the pleasure of the Board of Directors/Trustees.

====================================================================================================================================
Independent Directors/Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Donald W.   P.O. Box 9095  Director/    2002 to  General Partner of The Burton Partnership, Limited    23 Funds        ITC Delta-
Burton      Princeton, NJ  Trustee      present  Partnership (an investment Partnership) since 1979;   42 Portfolios   Com, Inc.,
            08543-9095                           Managing General Partner of The South Atlantic                        Knology,
            Age: 60                              Venture Funds since 1983; Member of the Investment                    Inc.,
                                                 Advisory Committee of the Florida State Board of                      Symbion, Inc.
                                                 Administration since 2001.
------------------------------------------------------------------------------------------------------------------------------------
M. Colyer   P.O. Box 9095  Director/    2000 to  James R. Williston Professor of Investment            24 Funds        Cambridge
Crum        Princeton, NJ  Trustee      present  Management Emeritus, Harvard Business                 43 Portfolios   Bancorp
            08543-9095                           School since 1996; James R. Williston Professor
            Age: 72                              of Investment Management, Harvard Business
                                                 School from 1971 to 1996.
------------------------------------------------------------------------------------------------------------------------------------
Laurie      P.O. Box 9095  Director/    2000 to  Professor of Finance and Economics, Graduate          23 Funds        None
Simon       Princeton, NJ  Trustee      present  School of Business, Columbia University since 1998.   42 Portfolios
Hodrick     08543-9095
            Age: 42
------------------------------------------------------------------------------------------------------------------------------------
David H.    P.O. Box 9095  Director/    2003 to  Consultant with Putnam Investments from 1993 to       23 Funds        None
Walsh       Princeton, NJ  Trustee      present  2003 and employed in various capacities therewith     42 Portfolios
            08543-9095                           from 1973 to 1992; Director of the National Audubon
            Age: 63                              Society since 1998; Director, The American
                                                 Museum of Fly Fishing since 1997.
------------------------------------------------------------------------------------------------------------------------------------
Fred G.     P.O. Box 9095  Director/    2000 to  Managing Director of FGW Associates from 1993         23 Funds        Watson
Weiss       Princeton, NJ  Trustee      present  to 203 Vice President, Planning, Investment and       42 Portfolios   Pharma-
            08543-9095                           Development of Warner Lambert Co. from 1979 to                        ceuticals,
            Age: 63                              1997; Director of the Michael J. Fox Foundation for                   Inc.
                                                 Parkinson's Research since 2000; Director of
                                                 BTG International PLC (a global technology
                                                 commercialization company) since 2001.
            ------------------------------------------------------------------------------------------------------------------------
            * The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


        MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004       31

[LOGO] Merrill Lynch Investment Managers

Officers and Directors/Trustees (concluded)

                           Position(s)  Length of
                           Held with    Time
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund/Trust Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         1997 to  First Vice President of MLIM and FAM since 1997 and Treasurer thereof since 1999;
Burke       Princeton, NJ  President    present  Senior Vice President and Treasurer of Princeton Services since 1999 and Director
            08543-9011     and          and      since 2004; Vice President of FAMD since 1999; Vice President of MLIM and FAM from
            Age: 44        Treasurer    1999 to  1990 to 1997; Director of Taxation of MLIM from 1990 to 2001.
                                        present
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011  Senior Vice  1999 to  President of MLIM/FAM-advised funds since 2005; President of MLIM and FAM since
Doll, Jr.   Princeton, NJ  President    present  2001; Co-Head (Americas Region) thereof from 2000 to 2001 and Senior Vice President
            08543-9011                           from 1999 to 2001; President and Director of Princeton Services, Inc. since 2001;
            Age: 50                              President of Princeton Administrators, L.P. since 2001; Chief Investment Officer of
                                                 Oppenheimer Funds, Inc. from 1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Richard J.  P.O. Box 9011  Vice         1999 to  Managing Director and Head of Global Index and Enhanced Index products for Merrill
Vella       Princeton, NJ  President    present  Lynch Quantitative Advisors since 1999; Managing Director and Head of the Global
            08543-9011                           Index and Enhanced Index business at Bankers Trust from 1984 to 1999.
            Age: 48
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O. Box 9011  Chief        2004 to  Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice President and
Hiller      Princeton, NJ  Compliance   present  Chief Compliance Officer of MLIM since 2004; Global Director of Compliance at
            08543-9011     Officer               Morgan Stanley Investment Management from 2002 to 2004; Managing Director and
            Age: 53                              Global Director of Compliance at Citigroup Asset Management from 2000 to 2002;
                                                 Chief Compliance Officer at Soros Fund Management in 2000; Chief Compliance Officer
                                                 at Prudential Financial from 1995 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Alice A.    P.O. Box 9011  Secretary    2004 to  Secretary of MLIM, FAM, FAMD and Princeton Services since 2004; Director (Legal
Pellegrino  Princeton, NJ               present  Advisory) of MLIM since 2002; Vice President of MLIM from 1999 to 2002; Attorney
            08543-9011                           associated with MLIM since 1997.
            Age: 44
            ------------------------------------------------------------------------------------------------------------------------
            * Officers of the Fund/Trust serve at the pleasure of the Board of Directors/Trustees.
------------------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Directors/Trustees is available in the Fund's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

JPMorgan Chase Bank
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

--------------------------------------------------------------------------------
Effective January 1, 2005, Terry K. Glenn, President and Director/Trustee and M. Colyer Crum, Director/Trustee of Merrill Lynch Index Funds, Inc. and Quantitative Master Series Trust retired. The Fund's/Trust's Board of Directors/Trustees wishes Mr. Glenn and Professor Crum well in their retirements.

Effective January 1, 2005, Robert C. Doll, Jr. became Executive Vice President and Chief Executive Officer of the Fund and the Trust.
--------------------------------------------------------------------------------


32      MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


        MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004       33

[LOGO] Merrill Lynch Investment Managers

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


34      MERRILL LYNCH INTERNATIONAL INDEX FUND        DECEMBER 31, 2004

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

                                                               #Index 2 -- 12/04

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) M. Colyer Crum, (3) Laurie Simon Hodrick, (4) John F. O'Brien (as of November 22, 2004), (5) David H. Walsh and (6) Fred G. Weiss.

         The registrant's board of directors has determined that Laurie Simon Hodrick and M. Colyer Crum qualify as financial experts pursuant to
         Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

         M. Colyer Crum also possesses a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting through a combination of education and experience. Professor Crum was a professor of investment management at the Harvard Business School for 25 years. The courses taught by Professor Crum place a heavy emphasis on the analysis of underlying company financial statements with respect to stock selection and the analysis of credit risk in making loans. Professor Crum has also served on a number of boards of directors and has served on the audit committees, and in some cases chaired the audit committee, for several major corporations and financial institutions. For two such organizations, Professor Crum has performed extensive investment analysis of financial statements in connection with investment management decisions. From these experiences, he has gained significant experience with the establishment of reserves and accounting policies, differences between U.S. GAAP and Canadian GAAP and executive compensation issues.

Item 4 - Principal Accountant Fees and Services

         International Index Fund of Merrill Lynch Index Funds, Inc.

         (a) Audit Fees -         Fiscal Year Ending December 31, 2004 - $6,200
                                  Fiscal Year Ending December 31, 2003 - $6,000

         Master International Index Series of Quantitative Master Series Trust

         (a) Audit Fees -         Fiscal Year Ending December 31, 2004 - $35,500
                                  Fiscal Year Ending December 31, 2003 - $35,000

         International Index Fund of Merrill Lynch Index Funds, Inc.
         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2004 - $0
                                  Fiscal Year Ending December 31, 2003 - $0

         Master International Index Series of Quantitative Master Series Trust
         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2004 - $0
                                  Fiscal Year Ending December 31, 2003 - $0

         International Index Fund of Merrill Lynch Index Funds, Inc.

         (c) Tax Fees -           Fiscal Year Ending December 31, 2004 - $5,200
                                  Fiscal Year Ending December 31, 2003 - $5,400

         The nature of the services include tax compliance, tax advice and tax planning.

         Master International Index Series of Quantitative Master Series Trust

         (c) Tax Fees -           Fiscal Year Ending December 31, 2004 - $15,000
                                  Fiscal Year Ending December 31, 2003 - $16,000

         The nature of the services include tax compliance, tax advice and tax planning.

         International Index Fund of Merrill Lynch Index Funds, Inc.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2004 - $0
                                  Fiscal Year Ending December 31, 2003 - $0

         Master International Index Series of Quantitative Master Series Trust

         (d) All Other Fees -     Fiscal Year Ending December 31, 2004 - $0
                                  Fiscal Year Ending December 31, 2003 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending December 31, 2004 - $11,926,355
             Fiscal Year Ending December 31, 2003 - $18,621,495

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $945,000, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON DETAILED SCHEDULE OF INVESTMENTS

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Master International Index Series (the "Series"), one of the portfolios constituting the Quantitative Master Series Trust (the "Trust") as of December 31, 2004, and for the year then ended and have issued our report thereon dated February , 2005, which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Series' schedule of investments (the "Schedule") as of December 31, 2004 appearing in
Item 6 of this Form N-CSR. This Schedule is the responsibility of the Trust's management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Series referred to above, presents fairly, in all material respects, the information set forth therein.

DELOITTE & TOUCHE LLP

February 23, 2005

Master International Index Series
Schedule of Investments as of December 31, 2004                (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country           Industry*                                Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 5.0%  Airlines - 0.0%                               31,700  Qantas Airways Ltd.                            $     92,192
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.2%                              26,064  Coca-Cola Amatil Ltd.                               166,109
                                                                86,856  Foster's Group Ltd.                                 394,220
                                                                 8,843  Southcorp Ltd.(a)                                    29,738
                                                                                                                       ------------
                                                                                                                            590,067
                  -----------------------------------------------------------------------------------------------------------------
                  Biotechnology - 0.0%                           5,408  CSL Ltd.                                            124,000
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.1%                         8,347  Macquarie Bank Ltd.                                 304,259
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.1%                              13,503  Orica Ltd.                                          215,616
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.4%                       67,407  Australia & New Zealand Banking Group Ltd.        1,087,983
                                                                44,375  Commonwealth Bank of Australia                    1,116,616
                                                                55,372  National Australia Bank Ltd.                      1,250,964
                                                                66,143  Westpac Banking Corp.                             1,010,547
                                                                                                                       ------------
                                                                                                                          4,466,110
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.1%         26,433  Brambles Industries Ltd.                            144,010
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%              7,743  Leighton Holdings Ltd.                               74,840
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.2%                 19,286  Boral Ltd.                                          103,863
                                                                36,728  CSR Ltd.                                             76,584
                                                                 3,992  James Hardie Industries NV                           20,967
                                                                41,326  Rinker Group Ltd.                                   345,012
                                                                                                                       ------------
                                                                                                                            546,426
                  -----------------------------------------------------------------------------------------------------------------
                  Containers & Packaging - 0.1%                 41,043  Amcor Ltd.                                          236,476
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.1%          1,250  Australian Stock Exchange Ltd.                       19,989
                                                                23,405  Suncorp-Metway Ltd.                                 318,874
                                                                                                                       ------------
                                                                                                                            338,863
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                 53,812  Telstra Corp. Ltd.                                  207,120
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.2%               46,196  Coles Myer Ltd.                                     357,061
                                                                32,686  Woolworths Ltd.                                     384,595
                                                                                                                       ------------
                                                                                                                            741,656
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.1%                          20,590  Australian Gas Light Co., Ltd.                      221,125
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.0%        7,344  Ansell Ltd.                                          51,410
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.1%       40,746  Mayne Group Ltd.                                    136,068
                                                                 2,368  Sonic Healthcare Ltd.                                22,609
                                                                                                                       ------------
                                                                                                                            158,677
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.1%           4,629  Aristocrat Leisure Ltd.                              36,105
                                                                23,453  TABCORP Holdings Ltd.                               317,873
                                                                                                                       ------------
                                                                                                                            353,978
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                            11,639  Computershare Ltd.                                   51,732
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.2%               15,471  Wesfarmers Ltd.                                     482,683
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.3%                              60,890  AMP Ltd.                                            346,532
                                                                45,366  AXA Asia Pacific Holdings Ltd.                      145,806
                                                                69,692  Insurance Australia Group Ltd.                      351,281
                                                                20,087  QBE Insurance Group Ltd.                            241,704
                                                                                                                       ------------
                                                                                                                          1,085,323
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                  15,889  John Fairfax Holdings Ltd.                           56,672
                                                                 6,114  Publishing & Broadcasting Ltd.                       83,873
                                                                                                                       ------------
                                                                                                                            140,545
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.8%                        52,998  Alumina Ltd.                                        246,778
                                                               137,224  BHP Billiton Ltd.                                 1,650,122
                                                                18,416  BlueScope Steel Ltd.                                119,099
                                                                11,751  Newcrest Mining Ltd.                                160,743
                                                                23,360  OneSteel Ltd.                                        47,062
                                                                 9,648  Rio Tinto Ltd.                                      295,867
                                                                32,240  WMC Resources Ltd.                                  182,471
                                                                                                                       ------------
                                                                                                                          2,702,142
                  -----------------------------------------------------------------------------------------------------------------
                  Oil & Gas - 0.1%                              20,741  Origin Energy Ltd.                                  112,024
                                                                11,371  Santos Ltd.                                          75,588
                                                                13,785  Woodside Petroleum Ltd.                             217,202
                                                                                                                       ------------
                                                                                                                            404,814
                  -----------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.0%                 5,300  PaperlinX Ltd.                                       19,610
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.6%                           109,739  CFS Gandel Retail Trust                             137,639
                                                                14,559  Centro Properties Group                              65,967
                                                                79,688  General Property Trust                              233,628
                                                                31,118  Investa Property Group                               55,129
                                                                18,025  Lend Lease Corp., Ltd.                              187,220
                                                                33,301  Macquarie Goodman Industrial Trust                   61,868
                                                                46,449  Mirvac Group                                        178,414
                                                                60,690  Stockland                                           284,974
                                                                49,269  Westfield Group(a)                                  634,559
                                                                                                                       ------------
                                                                                                                          1,839,398
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.0%                            15,831  Toll Holdings Ltd.                                  159,024
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.1%          86,634  Macquarie Infrastructure Group                      230,902
                                                                16,500  Patrick Corp. Ltd.                                   85,108
                                                                10,811  Transurban Group                                     56,781
                                                                                                                       ------------
                                                                                                                            372,791
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Australia                 16,124,887
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.5%    Building Products - 0.1%                       3,535  Wienerberger AG                                     168,894
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.1%                        1,063  Bank Austria Creditanstalt AG                        96,085
                                                                 5,448  Erste Bank der Oesterreichischen Sparkassen AG      291,024
                                                                                                                       ------------
                                                                                                                            387,109
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.0%                     53  RHI AG(a)                                             1,607
                  -----------------------------------------------------------------------------------------------------------------
                  Containers & Packaging - 0.0%                    568  Mayr-Melnhof Karton AG                               96,738
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                  9,468  Telekom Austria AG                                  179,528
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.0%                         47  Verbund - Oesterreichische
                                                                        Elektrizitaetswirtschafts AG                         10,471
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country           Industry*                                Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Austria           Metals & Mining - 0.0%                           906  Boehler-Uddeholm AG                            $    114,503
(concluded)       -----------------------------------------------------------------------------------------------------------------
                  Oil & Gas - 0.1%                                 447  OMV AG                                              134,695
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.0%                             4,408  IMMOFINANZ Immobilien Anlagen AG(a)                  42,181
                  -----------------------------------------------------------------------------------------------------------------
                  Trading Companies & Distributors - 0.1%      105,980  Hagemeyer NV - Registered Shrs                      244,890
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%           1,169  Flughafen Wien AG                                    88,505
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Austria                    1,469,121
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.3%    Beverages - 0.1%                               4,637  InBev NV                                            179,883
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.1%                               2,818  Solvay SA                                           310,260
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.3%                       20,207  Dexia                                               464,731
                                                                 4,674  KBC Bancassurance Holding                           358,952
                                                                                                                       ------------
                                                                                                                            823,683
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%              4,785  Suez SA(a)                                               65
                  -----------------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                              222  D'ieteren SA                                         41,189
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.4%         39,701  Fortis                                            1,098,159
                                                                 3,292  Groupe Bruxelles Lambert SA                         268,032
                                                                                                                       ------------
                                                                                                                          1,366,191
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                  4,594  Belgacom SA(a)                                      198,572
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.1%                        837  Electrabel                                          373,163
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.0%                    1,022  Bekaert SA                                           81,613
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                           520  Barco NV                                             48,098
                  Instruments - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.1%                1,003  Colruyt SA                                          163,054
                                                                   932  Delhaize Group                                       70,879
                                                                   950  Delhaize Group(b)                                    72,058
                                                                                                                       ------------
                                                                                                                            305,991
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.0%        1,608  Omega Pharma SA                                      77,045
                  -----------------------------------------------------------------------------------------------------------------
                  Leisure Equipment & Products - 0.0%            2,040  AGFA-Gevaert NV                                      69,211
                  -----------------------------------------------------------------------------------------------------------------
                  Marine - 0.0%                                  1,790  Compagnie Maritime Belge SA (CMB)                    49,999
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.0%                           202  Umicore                                              19,014
                                                                    52  Umicore 'STRIP'(a)                                        7
                                                                                                                       ------------
                                                                                                                             19,021
                  -----------------------------------------------------------------------------------------------------------------
                  Oil & Gas - 0.0%                               1,790  Euronav SA                                           46,471
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.1%                         4,095  UCB SA                                              208,173
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                       900  Mobistar SA(a)                                       84,348
                  Services - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Belgium                    4,282,976
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.0%    Oil & Gas - 0.0%                                 531  Ship Finance International Ltd.                      10,891
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Bermuda                       10,891
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.8%    Beverages - 0.0%                                 356  Carlsberg A/S                                        18,019
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.0%                               2,267  Novozymes A/S Class B(a)                            115,161
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.2%                       16,440  Danske Bank A/S                                     503,935
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.1%          2,439  ISS A/S                                             136,155
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%              1,417  FLS Industries A/S Class B(a)                        26,670
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                  5,926  TDC A/S                                             250,953
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.0%                      820  NKT Holding A/S                                      23,899
                                                                 3,995  Vestas Wind Systems A/S(a)                           49,640
                                                                                                                       ------------
                                                                                                                             73,539
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.1%                           2,482  Danisco A/S                                         151,481
                                                                 2,039  East Asiatic Co., Ltd. A/S                          107,119
                                                                                                                       ------------
                                                                                                                            258,600
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.0%          186  Coloplast A/S Class B                                10,213
                                                                 5,043  GN Store Nord                                        54,369
                                                                 1,530  William Demant Holding(a)                            71,851
                                                                                                                       ------------
                                                                                                                            136,433
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.0%                        464  Bang & Olufsen A/S Class B                           34,678
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                                 907  Topdanmark A/S(a)                                    71,432
                  -----------------------------------------------------------------------------------------------------------------
                  Marine - 0.1%                                     44  AP Moller - Maersk A/S                              363,414
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.2%                         3,519  H Lundbeck A/S                                       78,449
                                                                 8,260  Novo-Nordisk A/S Class B                            451,296
                                                                                                                       ------------
                                                                                                                            529,745
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.0%                             1,730  DSV A/S                                             117,282
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Denmark                    2,636,016
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.5%    Auto Components - 0.0%                           671  Nokian Renkaat Oyj                                  101,968
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.8%                1,270  Nokia Oyj (b)                                        19,901
                                                               161,627  Nokia Oyj Class A (b)                             2,552,815
                                                                                                                       ------------
                                                                                                                          2,572,716
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                  5,791  Elisa Corp.(a)                                       93,355
                  Services - 0.1%                               36,201  TeliaSonera AB                                      215,523
                                                                                                                       ------------
                                                                                                                            308,878
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.1%                      8,990  Fortum Oyj                                          166,432
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.1%                             4,144  Tietoenator Oyj                                     131,806
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.1%                               6,594  Pohjola Group Plc Class D                            76,095
                                                                 9,526  Sampo Oyj                                           131,554
                                                                                                                       ------------
                                                                                                                            207,649
                  -----------------------------------------------------------------------------------------------------------------
                  Leisure Equipment & Products - 0.0%            5,904  Amer Group                                          103,121
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.1%                               2,211  Kone Oyj Class B                                    171,573
                                                                 4,366  Metso Oyj                                            69,196
                                                                   231  Wartsila Oyj                                          4,923
                                                                                                                       ------------
                                                                                                                            245,692
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.0%                           447  Outokumpu Oyj                                         7,990
                                                                 8,196  Rautaruukki Oyj                                      97,367
                                                                                                                       ------------
                                                                                                                            105,357
                  -----------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.2%                25,249  Stora Enso Oyj Class R                              386,783
                                                                17,188  UPM-Kymmene Oyj                                     382,215
                                                                                                                       ------------
                                                                                                                            768,998
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Finland                    4,712,617
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country           Industry*                                Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
France - 9.4%     Aerospace & Defense - 0.2%                    10,187  European Aeronautic Defense & Space Co.        $    296,180
                                                                 4,303  Thales SA                                           206,581
                                                                   986  Zodiac SA                                            45,903
                                                                                                                       ------------
                                                                                                                            548,664
                  -----------------------------------------------------------------------------------------------------------------
                  Airlines - 0.0%                                3,419  Air France-KLM                                       65,155
                  -----------------------------------------------------------------------------------------------------------------
                  Auto Components - 0.2%                         4,708  Compagnie Generale des Etablissements Michelin      301,985
                                                                 3,351  Valeo SA                                            140,289
                                                                                                                       ------------
                                                                                                                            442,274
                  -----------------------------------------------------------------------------------------------------------------
                  Automobiles - 0.3%                             5,945  Peugeot SA                                          377,371
                                                                 7,187  Renault SA                                          601,277
                                                                                                                       ------------
                                                                                                                            978,648
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.1%                               1,695  Pernod-Ricard                                       259,653
                  -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.2%                      11,877  Cie de Saint-Gobain                                 715,494
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.2%                               3,543  Air Liquide                                         654,952
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.2%                       28,297  BNP Paribas                                       2,050,061
                                                                21,536  Credit Agricole SA                                  649,856
                                                                10,627  Societe Generale                                  1,075,411
                                                                                                                       ------------
                                                                                                                          3,775,328
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.0%          1,954  Societe BIC SA                                       98,271
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.2%               40,836  Alcatel SA(a)                                       635,547
                                                                 4,730  Sagem SA(a)                                         100,811
                                                                                                                       ------------
                                                                                                                            736,358
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.1%              2,440  Vinci SA                                            327,677
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.2%                  1,192  Imerys SA                                           100,049
                                                                 5,329  Lafarge SA                                          514,284
                                                                                                                       ------------
                                                                                                                            614,333
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                 52,667  France Telecom SA                                 1,743,874
                  Services - 0.5%
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.2%                  111,163  Alstom(a)                                            84,615
                                                                 8,706  Schneider Electric SA                               605,882
                                                                                                                       ------------
                                                                                                                            690,497
                  -----------------------------------------------------------------------------------------------------------------
                  Energy Equipment & Services - 0.0%               714  Technip SA                                          131,989
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.3%               19,212  Carrefour SA                                        915,031
                                                                 1,834  Casino Guichard Perrachon SA                        146,580
                                                                                                                       ------------
                                                                                                                          1,061,611
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.2%                           7,854  Groupe Danone                                       725,403
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.1%        3,031  Cie Generale d'Optique Essilor
                                                                        International SA                                    237,511
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.1%           6,164  Accor SA                                            269,869
                                                                 5,111  Sodexho Alliance SA                                 154,643
                                                                                                                       ------------
                                                                                                                            424,512
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.1%                      7,780  Thomson                                             205,683
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.1%                             1,852  Atos Origin SA(a)                                   125,791
                                                                 3,475  Cap Gemini SA(a)                                    111,283
                                                                                                                       ------------
                                                                                                                            237,074
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.4%                              53,086  AXA                                               1,311,817
                                                                   775  CNP Assurances                                       55,515
                                                                                                                       ------------
                                                                                                                          1,367,332
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.6%                                   5,229  Lagardere S.C.A.                                    377,409
                                                                 4,855  Publicis Groupe                                     157,390
                                                                 3,105  Societe Television Francaise 1                      101,080
                                                                28,319  Vivendi Universal SA(a)                             904,191
                                                                 6,053  Vivendi Universal SA(a)(b)                          194,120
                                                                                                                       ------------
                                                                                                                          1,734,190
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.1%                        16,250  Arcelor                                             374,830
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.1%                        2,713  Pinault-Printemps-Redoute                           271,595
                  -----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities & Unregulated                 25,778  Suez SA                                             687,460
                  Power - 0.3%                                   8,677  Veolia Environnement                                314,080
                                                                                                                       ------------
                                                                                                                          1,001,540
                  -----------------------------------------------------------------------------------------------------------------
                  Oil & Gas - 1.4%                              20,474  Total SA                                          4,472,165
                                                                 4,140  Total SA 'STRIP'(a)                                      56
                                                                                                                       ------------
                                                                                                                          4,472,221
                  -----------------------------------------------------------------------------------------------------------------
                  Personal Products - 0.3%                      11,713  L'Oreal SA                                          889,182
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.9%                        35,951  Sanofi-Aventis                                    2,873,343
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.2%                               880  Gecina SA                                            87,199
                                                                 1,537  Klepierre                                           136,109
                                                                 1,964  Unibail                                             309,136
                                                                                                                       ------------
                                                                                                                            532,444
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                23,385  STMicroelectronics NV                               456,130
                  Equipment - 0.2%
                  -----------------------------------------------------------------------------------------------------------------
                  Software - 0.1%                                2,821  Business Objects SA(a)                               71,244
                                                                 2,849  Dassault Systemes SA                                143,670
                                                                                                                       ------------
                                                                                                                            214,914
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.2%          189  Hermes International                                 37,713
                                                                 9,557  LVMH Moet Hennessy Louis Vuitton SA                 732,006
                                                                                                                       ------------
                                                                                                                            769,719
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%           2,314  Autoroutes du Sud de la France                      116,376
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                     8,764  Bouygues                                            405,024
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in France                    30,153,801
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 6.8%    Air Freight & Logistics - 0.1%                18,602  Deutsche Post AG                                    427,312
                  -----------------------------------------------------------------------------------------------------------------
                  Airlines - 0.0%                                4,571  Deutsche Lufthansa AG                                65,549
                  -----------------------------------------------------------------------------------------------------------------
                  Auto Components - 0.1%                         3,882  Continental AG                                      246,576
                  -----------------------------------------------------------------------------------------------------------------
                  Automobiles - 0.6%                            30,782  DaimlerChrysler AG                                1,475,293
                                                                 6,849  Volkswagen AG                                       310,472
                                                                                                                       ------------
                                                                                                                          1,785,765
                  -----------------------------------------------------------------------------------------------------------------
                  Biotechnology - 0.0%                           4,938  Qiagen NV(a)                                         54,031
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.5%                        17,874  Deutsche Bank AG Registered Shares                1,586,964
                                                                 3,609  MLP AG                                               71,572
                                                                                                                       ------------
                                                                                                                          1,658,536
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country           Industry*                                Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Germany           Chemicals - 0.7%                              18,105  BASF AG                                        $  1,304,288
(concluded)                                                     21,327  Bayer AG                                            722,979
                                                                 3,872  Linde AG                                            242,414
                                                                                                                       ------------
                                                                                                                          2,269,681
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.3%                       23,084  Bayerische Hypo-und Vereinsbank AG                  523,995
                                                                15,285  Commerzbank AG(a)                                   314,966
                                                                15,198  Depfa Bank Plc                                      255,125
                                                                                                                       ------------
                                                                                                                          1,094,086
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.1%                  2,446  HeidelbergCement AG                                 147,285
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.1%          3,942  Deutsche Boerse AG                                  237,259
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                 99,024  Deutsche Telekom AG                               2,241,062
                  Services - 0.7%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.6%                     21,220  E.ON AG                                           1,934,230
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                         2,386  Epcos AG(a)                                          35,675
                  Instruments - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.1%                6,372  Metro AG                                            350,690
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.1%        1,654  Celesio AG                                          134,532
                                                                 1,747  Fresenius Medical Care AG                           140,601
                                                                                                                       ------------
                                                                                                                            275,133
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%           3,494  TUI AG                                               82,731
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.7%               27,369  Siemens AG                                        2,320,617
                                                                   860  Siemens AG(b)                                        72,816
                                                                                                                       ------------
                                                                                                                          2,393,433
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.7%                              11,277  Allianz AG Registered Shares                      1,496,038
                                                                 6,120  Muenchener Rueckversicherungs AG
                                                                        Registered Shares                                   752,418
                                                                                                                       ------------
                                                                                                                          2,248,456
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.1%                               4,614  MAN AG                                              177,737
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.1%                        13,676  ThyssenKrupp AG                                     301,143
                  -----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities & Unregulated                 14,063  RWE AG                                              777,986
                  Power - 0.3%
                  -----------------------------------------------------------------------------------------------------------------
                  Personal Products - 0.0%                         572  Beiersdorf AG                                        66,553
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.2%                         3,250  Altana AG                                           205,461
                                                                 2,378  Merck KGaA                                          163,619
                                                                 5,137  Schering AG                                         384,105
                                                                                                                       ------------
                                                                                                                            753,185
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                21,933  Infineon Technologies AG(a)                         237,903
                  Equipment - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Software - 0.4%                                7,588  SAP AG                                            1,355,258
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.0%                        1,160  Douglas Holding AG                                   40,995
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.1%        1,332  Adidas-Salomon AG                                   214,999
                                                                   481  Puma AG Rudolf Dassler Sport                        132,264
                                                                                                                       ------------
                                                                                                                            347,263
                  -----------------------------------------------------------------------------------------------------------------
                  Thrifts & Mortgage Finance - 0.1%              5,764  Hypo Real Estate Holding AG(a)                      238,959
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Germany                   21,844,472
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.6%     Beverages - 0.0%                               5,327  Coca Cola Hellenic Bottling Co. SA                  130,333
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.3%                        5,222  Alpha Bank AE                                       182,135
                                                                 8,873  EFG Eurobank Ergasias SA                            304,651
                                                                 1,938  Emporiki Bank of Greece SA                           61,536
                                                                 8,958  National Bank of Greece SA                          295,637
                                                                 3,787  Piraeus Bank SA                                      66,197
                                                                                                                       ------------
                                                                                                                            910,156
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.0%               13,744  Intracom SA                                          74,352
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%              9,858  Technical Olympic SA                                 53,330
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.0%                  2,682  Titan Cement Co. SA                                  79,472
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                  6,542  Hellenic Telecommunications Organization SA         117,555
                  Services - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.1%                      5,616  Public Power Corp.                                  157,098
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.1%           6,153  OPAP SA                                             170,113
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.0%                         4,057  Viohalco, Hellenic Copper and Aluminum
                                                                        Industry SA                                          36,947
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                     6,600  Cosmote Mobile Telecommunications SA                132,054
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Greece                     1,861,410
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.3%  Airlines - 0.0%                                2,263  Cathay Pacific Airways Ltd.                           4,280
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.2%                       81,400  BOC Hong Kong Holdings Ltd.                         155,517
                                                                29,739  Bank of East Asia Ltd.                               92,400
                                                                19,153  Hang Seng Bank Ltd.                                 266,127
                                                                                                                       ------------
                                                                                                                            514,044
                  -----------------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                           52,719  Li & Fung Ltd.                                       88,852
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.0%         20,000  Hong Kong Exchanges and Clearing Ltd.                53,521
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                 71,195  PCCW Ltd.                                            45,111
                  Services - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.2%                     50,187  CLP Holdings Ltd.                                   288,620
                                                                56,000  HongKong Electric Holdings                          255,767
                                                                                                                       ------------
                                                                                                                            544,387
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.0%                   94,328  Johnson Electric Holdings Ltd.                       91,625
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.1%                         104,240  Hong Kong & China Gas Company Ltd.                  215,247
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%          24,990  Shangri-La Asia Ltd.                                 35,848
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.0%                     16,560  Techtronic Industries Co.                            36,112
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.2%               59,989  Hutchison Whampoa Ltd.                              561,478
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                  34,025  SCMP Group Ltd.                                      14,117
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.5%                            42,735  Cheung Kong Holdings Ltd.                           426,102
                                                                12,000  Hang Lung Properties Ltd.                            18,526
                                                                32,491  Henderson Land Development Co., Ltd.                168,878
                                                                47,890  New World Development Ltd.                           53,603
                                                                48,421  Sino Land Co.                                        47,657
                                                                36,324  Sun Hung Kai Properties Ltd.                        363,347
                                                                31,577  Swire Pacific Ltd. Class A                          264,066
                                                                56,107  Wharf Holdings Ltd.                                 196,342
                                                                                                                       ------------
                                                                                                                          1,538,521
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.0%                            24,500  MTR Corp.                                            39,243
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                 5,004  ASM Pacific Technology                               18,026
                  Equipment - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.1%                       22,000  Esprit Holdings Ltd.                                133,030
                                                               132,394  Giordano International Ltd.                          83,037
                                                                                                                       ------------
                                                                                                                            216,067
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country           Industry*                                Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong         Textiles, Apparel & Luxury Goods - 0.0%       65,353  Texwinca Holdings Ltd.                         $     61,799
(concluded)                                                     21,785  Yue Yuen Industrial Holdings                         59,979
                                                                                                                       ------------
                                                                                                                            121,778
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%          18,465  Hopewell Holdings                                    47,394
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                    47,000  Hutchison Telecommunications
                  Services - 0.0%                                       International Ltd.(a)                                42,328
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Hong Kong                  4,227,979
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.9%    Airlines - 0.1%                               27,680  Ryanair Holdings Plc(a)                             197,526
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.3%                       27,822  Allied Irish Banks Plc                              580,492
                                                                30,928  Bank of Ireland                                     512,133
                                                                                                                       ------------
                                                                                                                          1,092,625
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.2%                 17,002  CRH Plc                                             455,241
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.1%                          22,304  Greencore Group Plc                                  91,556
                                                                 4,710  Kerry Group Plc                                     112,996
                                                                                                                       ------------
                                                                                                                            204,552
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.0%                     25,516  Waterford Wedgwood Plc(a)                             2,150
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.0%                3,189  DCC Plc                                              71,522
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.1%                              12,684  Irish Life & Permanent Plc                          237,922
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                  21,817  Independent News & Media Plc                         68,799
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.1%                        15,345  Elan Corp. Plc(a)                                   408,811
                  -----------------------------------------------------------------------------------------------------------------
                  Trading Companies & Distributors - 0.0%        2,786  Grafton Group Plc                                    30,295
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Ireland                    2,769,443
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 4.3%      Aerospace & Defense - 0.1%                   312,371  Finmeccanica SpA                                    282,862
                  -----------------------------------------------------------------------------------------------------------------
                  Automobiles - 0.0%                            12,307  Fiat SpA(a)                                          98,697
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.2%                        10,234  Banca Fideuram SpA                                   52,999
                                                                22,588  Mediobanca SpA                                      365,670
                                                                17,230  Mediolanum SpA                                      123,399
                                                                                                                       ------------
                                                                                                                            542,068
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.1%                       11,662  Banca Antonveneta SpA(a)                            307,520
                                                               110,210  Banca Intesa SpA                                    530,302
                                                                36,404  Banca Intesa SpA-RNC                                156,364
                                                                52,096  Banca Monte dei Paschi di Siena SpA                 185,880
                                                                29,459  Banca Nazionale del Lavoro SpA(a)                    87,852
                                                                16,065  Banca Popolare di Milano SCRL                       142,395
                                                                13,238  Banco Popolare di Verona e Novara Scrl              269,186
                                                                16,381  Banche Popolari Unite Scrl                          332,942
                                                                43,545  Capitalia SpA                                       199,525
                                                                27,091  Sanpaolo IMI SpA                                    390,335
                                                               136,509  UniCredito Italiano SpA                             784,876
                                                                                                                       ------------
                                                                                                                          3,387,177
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.0%                  5,565  Italcementi SpA                                      89,613
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.0%          4,347  FinecoGroup SpA                                      33,573
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                278,521  Telecom Italia SpA                                1,139,525
                  Services - 0.6%                              258,085  Telecom Italia SpA-RNC                              837,364
                                                                                                                       ------------
                                                                                                                          1,976,889
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.4%                    116,406  Enel SpA                                          1,144,124
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.0%                          21,946  Snam Rete Gas SpA                                   127,673
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%           4,473  Autogrill SpA(a)                                     74,741
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.1%              119,974  Pirelli & C SpA                                     161,770
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.5%                              23,052  Alleanza Assicurazioni SpA                          321,794
                                                                29,685  Assicurazioni Generali SpA                        1,007,523
                                                                11,651  Riunione Adriatica di Sicurta SpA                   263,521
                                                                                                                       ------------
                                                                                                                          1,592,838
                  -----------------------------------------------------------------------------------------------------------------
                  Internet Software & Services - 0.0%          170,961  Telecom Italia Media SpA(a)                          77,359
                                                                 2,170  Tiscali SpA(a)                                        8,064
                                                                                                                       ------------
                                                                                                                             85,423
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.1%                                   5,198  Arnoldo Mondadori Editore SpA                        59,914
                                                                13,547  Gruppo Editoriale L'Espresso SpA                     81,757
                                                                18,663  Mediaset SpA                                        236,680
                                                               171,874  Seat Pagine Gialle SpA                               79,150
                                                                                                                       ------------
                                                                                                                            457,501
                  -----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities & Unregulated                 16,589  Edison SpA(a)                                        35,379
                  Power - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.0%                        5,245  Rinascente SpA(a)                                     3,565
                                                                 5,245  Rozzano                                                   -
                                                                                                                       ------------
                                                                                                                              3,565
                  -----------------------------------------------------------------------------------------------------------------
                  Oil & Gas - 0.7%                              79,504  ENI SpA                                           1,990,572
                                                                 1,875  ENI SpA(b)                                          235,950
                                                                                                                       ------------
                                                                                                                          2,226,522
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.1%        5,296  Benetton Group SpA                                   70,100
                                                                 9,894  Bulgari SpA                                         122,246
                                                                 4,858  Luxottica Group SpA                                  99,016
                                                                                                                       ------------
                                                                                                                            291,362
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.1%           9,895  Autostrade SpA                                      264,961
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                   119,449  TIM SpA                                             892,986
                  Services - 0.3%
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Italy                     13,769,724
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 21.1%     Air Freight & Logistics - 0.0%                11,000  Yamato Transport Co., Ltd.                          163,170
                  -----------------------------------------------------------------------------------------------------------------
                  Airlines - 0.0%                               28,000  Japan Airlines Corp.                                 81,155
                  -----------------------------------------------------------------------------------------------------------------
                  Auto Components - 0.5%                         3,200  Aisin Seiki Co., Ltd.                                81,038
                                                                21,000  Bridgestone Corp.                                   418,074
                                                                20,600  Denso Corp.                                         551,840
                                                                 1,000  NGK Spark Plug Co., Ltd.                             10,354
                                                                 4,000  NOK Corp.                                           125,305
                                                                12,000  Sanden Corp.                                         74,246
                                                                 7,000  Stanley Electric Co., Ltd.                          119,957
                                                                 1,000  Toyoda Gosei Co., Ltd.                               20,347
                                                                 8,000  Toyota Industries Corp.                             199,863
                                                                                                                       ------------
                                                                                                                          1,601,024
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country           Industry*                                Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Japan             Automobiles - 2.1%                            27,400  Honda Motor Co., Ltd.                          $  1,419,869
(continued)                                                     88,400  Nissan Motor Co., Ltd.                              961,038
                                                               100,700  Toyota Motor Corp.                                4,097,970
                                                                 9,000  Yamaha Motor Co., Ltd.                              135,083
                                                                                                                       ------------
                                                                                                                          6,613,960
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.2%                               9,000  Asahi Breweries Ltd.                                111,457
                                                                25,000  Kirin Brewery Co., Ltd.                             246,170
                                                                27,000  Sapporo Holdings Ltd.                               127,794
                                                                13,000  Takara Holdings Inc.                                 84,620
                                                                                                                       ------------
                                                                                                                            570,041
                  -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.3%                      21,000  Asahi Glass Co., Ltd.                               231,580
                                                                 2,000  Central Glass Co., Ltd.                              14,170
                                                                 5,000  Daikin Industries Ltd.                              144,433
                                                                11,000  JS Group Corp.                                      199,776
                                                                24,000  Nippon Sheet Glass Co., Ltd.                         99,307
                                                                 9,000  Toto Ltd.                                            85,898
                                                                                                                       ------------
                                                                                                                            775,164
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.5%                        35,000  Daiwa Securities Group Inc.                         252,757
                                                                 1,100  Jafco Co., Ltd.                                      74,715
                                                                44,000  Nikko Cordial Corp.                                 233,161
                                                                65,000  Nomura Holdings Inc.                                947,692
                                                                                                                       ------------
                                                                                                                          1,508,325
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.9%                              53,000  Asahi Kasei Corp.                                   265,336
                                                                 3,000  Daicel Chemical Industries Ltd.                      16,981
                                                                30,000  Dainippon Ink and Chemicals Inc.                     69,093
                                                                 3,000  Denki Kagaku Kogyo Kabushiki Kaisha                   9,983
                                                                 2,500  Hitachi Chemical Co., Ltd.                           44,745
                                                                11,000  Ishihara Sangyo Kaisha Ltd.                          25,227
                                                                 4,000  JSR Corp.                                            87,635
                                                                13,000  Kaneka Corp.                                        147,165
                                                                18,000  Kuraray Co., Ltd.                                   161,433
                                                                42,000  Mitsubishi Chemical Corp.                           127,881
                                                                18,000  Mitsubishi Gas Chemical Co., Inc.                    84,844
                                                                 1,000  Mitsubishi Rayon Co., Ltd.                            3,640
                                                                13,000  Mitsui Chemicals Inc.                                70,791
                                                                12,000  Nissan Chemical Industries Ltd.                      94,506
                                                                 5,110  Nitto Denko Corp.                                   280,260
                                                                11,600  Shin-Etsu Chemical Co., Ltd.                        475,456
                                                                18,000  Showa Denko KK                                       46,375
                                                                14,000  Sumitomo Bakelite Co., Ltd.                          88,397
                                                                54,000  Sumitomo Chemical Co., Ltd.                         264,546
                                                                38,000  Teijin Ltd.                                         165,024
                                                                49,000  Toray Industries Inc.                               229,531
                                                                 6,000  Tosoh Corp.                                          26,993
                                                                57,000  Ube Industries Ltd.                                  96,233
                                                                                                                       ------------
                                                                                                                          2,882,075
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 2.1%                       12,000  The 77 Bank Ltd.                                     84,434
                                                                31,000  The Bank of Fukuoka Ltd.                            204,206
                                                                31,000  The Bank of Yokohama Ltd.(a)                        195,433
                                                                31,000  The Chiba Bank Ltd.                                 207,231
                                                                13,000  The Gunma Bank Ltd.                                  75,486
                                                                17,000  Hokuhoku Financial Group Inc.                        46,453
                                                                23,000  The Joyo Bank Ltd.                                  112,228
                                                                   156  Mitsubishi Tokyo Financial Group Inc.             1,583,293
                                                                23,000  Mitsui Trust Holdings Inc.                          229,843
                                                                   272  Mizuho Financial Group Inc.                       1,369,689
                                                               141,000  Resona Holdings Inc.(a)                             286,211
                                                                10,000  Shinsei Bank Ltd.                                    68,118
                                                                26,000  The Shizuoka Bank Ltd.                              246,375
                                                                   139  Sumitomo Mitsui Financial Group Inc.              1,010,588
                                                                35,000  The Sumitomo Trust & Banking Co., Ltd.              253,098
                                                                 4,000  Suruga Bank Ltd.                                     31,931
                                                                   130  UFJ Holdings Inc.                                   787,840
                                                                                                                       ------------
                                                                                                                          6,792,457
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.3%          2,000  Benesse Corp.                                        70,069
                                                                26,000  Dai Nippon Printing Co., Ltd.                       417,137
                                                                 5,000  Kokuyo Co., Ltd.                                     60,359
                                                                   500  Meitec Corp.                                         18,640
                                                                   117  Rakuten Inc.-When Issued(a)                         105,045
                                                                 6,000  Secom Co., Ltd.                                     240,070
                                                                15,000  Toppan Printing Co., Ltd.                           166,439
                                                                                                                       ------------
                                                                                                                          1,077,759
                  -----------------------------------------------------------------------------------------------------------------
                  Computers & Peripherals - 0.4%                69,000  Fujitsu Ltd.                                        449,136
                                                                52,000  NEC Corp.                                           323,256
                                                                 4,300  Seiko Epson Corp.                                   191,354
                                                                93,000  Toshiba Corp.                                       399,336
                                                                                                                       ------------
                                                                                                                          1,363,082
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.2%              9,457  COMSYS Holdings Corp.                                87,584
                                                                 3,000  JGC Corp.                                            27,432
                                                                46,000  Kajima Corp.                                        197,970
                                                                 9,000  Kinden Corp.                                         67,278
                                                                14,000  Nishimatsu Construction Co., Ltd.                    48,775
                                                                25,000  Obayashi Corp.                                      157,607
                                                                16,000  Shimizu Corp.                                        80,258
                                                                15,000  Taisei Corp.                                         58,407
                                                                 3,000  Toda Corp.                                           14,638
                                                                                                                       ------------
                                                                                                                            739,949
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country           Industry*                                Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Japan             Construction Materials - 0.1%                 34,000  Sumitomo Osaka Cement Co., Ltd.                $     83,283
(continued)                                                     47,000  Taiheiyo Cement Corp.                               116,961
                                                                                                                       ------------
                                                                                                                            200,244
                  -----------------------------------------------------------------------------------------------------------------
                  Consumer Finance - 0.4%                        3,100  Acom Co., Ltd.                                      232,039
                                                                   500  Aeon Credit Service Co., Ltd.                        37,230
                                                                 1,850  Aiful Corp.                                         203,469
                                                                 3,300  Credit Saison Co., Ltd.                             120,123
                                                                 2,700  ORIX Corp.                                          366,781
                                                                 3,550  Promise Co., Ltd.                                   253,596
                                                                 2,820  Takefuji Corp.                                      190,715
                                                                                                                       ------------
                                                                                                                          1,403,953
                  -----------------------------------------------------------------------------------------------------------------
                  Containers & Packaging - 0.0%                  5,000  Toyo Seikan Kaisha Ltd.                              92,222
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                    166  Nippon Telegraph & Telephone Corp.                  745,194
                  Services - 0.2%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 1.0%                     25,100  Chubu Electric Power Co., Inc.                      602,576
                                                                 9,900  Electric Power Development Co.                      277,281
                                                                 6,000  Hokkaido Electric Power Co. Inc.                    117,986
                                                                28,200  The Kansai Electric Power Co., Inc.                 572,421
                                                                16,400  Kyushu Electric Power Co., Inc.                     331,297
                                                                17,600  Tohoku Electric Power Co. Inc.                      316,034
                                                                39,700  The Tokyo Electric Power Co. Inc.                   974,388
                                                                                                                       ------------
                                                                                                                          3,191,983
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.3%                   21,000  Fujikura Ltd.                                        96,731
                                                                30,000  Furukawa Electric Co., Ltd.(a)                      166,293
                                                                13,873  Matsushita Electric Works Ltd.                      120,900
                                                                68,000  Mitsubishi Electric Corp.                           333,132
                                                                29,000  Sumitomo Electric Industries Ltd.                   315,556
                                                                 3,000  Ushio Inc.                                           56,065
                                                                                                                       ------------
                                                                                                                          1,088,677
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                         3,000  Alps Electric Co., Ltd.                              44,706
                  Instruments - 1.2%
                                                                 4,000  Citizen Watch Co., Ltd.                              38,450
                                                                15,000  Dainippon Screen Manufacturing Co., Ltd.             92,076
                                                                 1,500  Hirose Electric Co., Ltd.                           175,368
                                                               119,000  Hitachi Ltd.                                        824,534
                                                                 3,400  Hoya Corp.                                          383,898
                                                                   900  Keyence Corp.                                       201,659
                                                                 6,100  Kyocera Corp.                                       469,689
                                                                 1,200  Mabuchi Motor Co., Ltd.                              86,542
                                                                 8,400  Murata Manufacturing Co., Ltd.                      469,718
                                                                 1,900  Nidec Corp.                                         231,590
                                                                33,000  Oki Electric Industry Co., Ltd.(a)                  142,022
                                                                10,000  Omron Corp.                                         238,606
                                                                 3,800  TDK Corp.                                           281,468
                                                                 3,000  Yokogawa Electric Corp.                              40,109
                                                                                                                       ------------
                                                                                                                          3,720,435
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.5%               18,000  Aeon Co., Ltd.                                      300,381
                                                                 3,900  FamilyMart Co., Ltd.                                113,609
                                                                11,000  Ito-Yokado Co., Ltd.                                461,599
                                                                 2,400  Lawson Inc.                                          88,533
                                                                 3,200  Matsumotokiyoshi Co., Ltd.                           91,188
                                                                14,000  Seven-Eleven Japan Co., Ltd.                        441,300
                                                                 4,000  UNY Co., Ltd.                                        45,711
                                                                                                                       ------------
                                                                                                                          1,542,321
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.2%                          17,000  Ajinomoto Co. Inc.                                  202,401
                                                                 3,000  Kikkoman Corp.                                       28,603
                                                                 1,000  Nichirei Corp.                                        3,982
                                                                 2,000  Nippon Meat Packers Inc.                             27,110
                                                                11,000  Nisshin Seifun Group Inc.                           121,948
                                                                 5,300  Nissin Food Products Co., Ltd.                      132,927
                                                                18,000  Snow Brand Milk Products Co., Ltd.(a)                55,333
                                                                 3,000  Yakult Honsha Co., Ltd.                              53,401
                                                                 7,000  Yamazaki Baking Co., Ltd.                            65,170
                                                                                                                       ------------
                                                                                                                            690,875
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.2%                          86,000  Osaka Gas Co., Ltd.                                 268,566
                                                                78,000  Tokyo Gas Co., Ltd.                                 319,703
                                                                                                                       ------------
                                                                                                                            588,269
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.1%        6,000  Olympus Corp.                                       127,940
                                                                 4,100  Terumo Corp.                                        110,432
                                                                                                                       ------------
                                                                                                                            238,372
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.0%          200  Nichii Gakkan Co.                                     6,480
                                                                 1,000  Suzuken Co., Ltd.                                    26,837
                                                                                                                       ------------
                                                                                                                             33,317
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%           1,900  Oriental Land Co., Ltd.                             132,019
                                                                 2,000  Skylark Co., Ltd.                                    34,391
                                                                                                                       ------------
                                                                                                                            166,410
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 1.2%                      2,000  Casio Computer Co., Ltd.                             30,858
                                                                 2,000  Daito Trust Construction Co., Ltd.                   95,052
                                                                13,000  Daiwa House Industry Co., Ltd.                      147,799
                                                                 1,000  Makita Corp.                                         17,488
                                                                80,000  Matsushita Electric Industrial Co., Ltd.          1,269,445
                                                                 3,800  Pioneer Corp.                                        74,168
                                                                41,000  Sanyo Electric Co., Ltd.                            141,641
                                                                20,000  Sekisui Chemical Co., Ltd.                          146,189
                                                                12,000  Sekisui House Ltd.                                  139,826
                                                                31,000  Sharp Corp.                                         506,129
                                                                33,500  Sony Corp.                                        1,294,623
                                                                                                                       ------------
                                                                                                                          3,863,218
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country           Industry*                                Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Japan             Household Products - 0.2%                     17,000  Kao Corp.                                      $    434,664
(continued)                                                      2,400  Uni-Charm Corp.                                     115,000
                                                                                                                       ------------
                                                                                                                            549,664
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.2%                             3,100  CSK Corp.                                           140,373
                                                                   400  Itochu Techno-Science Corp.                          16,005
                                                                     8  NET One Systems Co., Ltd.                            33,337
                                                                    57  NTT Data Corp.                                      184,122
                                                                 1,500  Nomura Research Institute Ltd.                      140,529
                                                                   100  Obic Co., Ltd.                                       19,859
                                                                   400  TIS Inc.                                             17,527
                                                                                                                       ------------
                                                                                                                            551,752
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.5%                                  50  Millea Holdings Inc.                                741,680
                                                                41,000  Mitsui Sumitomo Insurance Co., Ltd.                 356,104
                                                                29,000  Sompo Japan Insurance Inc.                          295,462
                                                                 7,250  T&D Holdings Inc.                                   346,687
                                                                                                                       ------------
                                                                                                                          1,739,933
                  -----------------------------------------------------------------------------------------------------------------
                  Internet & Catalog Retail - 0.0%                  13  Rakuten Inc.                                         14,843
                  -----------------------------------------------------------------------------------------------------------------
                  Internet Software & Services - 0.2%            7,300  Softbank Corp.                                      355,489
                                                                    62  Yahoo! Japan Corp.(a)                               297,687
                                                                                                                       ------------
                                                                                                                            653,176
                  -----------------------------------------------------------------------------------------------------------------
                  Leisure Equipment & Products - 0.3%            2,100  Bandai Co., Ltd.                                     47,751
                                                                15,000  Fuji Photo Film Co., Ltd.                           547,477
                                                                 1,400  Sankyo Co., Ltd.                                     70,772
                                                                 2,784  Sega Sammy Holdings Inc.                            152,961
                                                                 3,500  Shimano Inc.                                         99,907
                                                                 6,600  Yamaha Corp.                                        100,736
                                                                                                                       ------------
                                                                                                                          1,019,604
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.7%                              20,000  Amada Co., Ltd.                                     110,471
                                                                22,000  Ebara Corp.                                         101,552
                                                                 4,100  Fanuc Ltd.                                          268,078
                                                                 5,000  Hino Motors Ltd.                                     37,133
                                                                13,000  Ishikawajima-Harima Heavy Industries
                                                                        Co., Ltd.(a)                                         17,888
                                                                26,000  Kawasaki Heavy Industries Ltd.                       42,627
                                                                39,000  Komatsu Ltd.                                        272,890
                                                                 8,000  Koyo Seiko Co., Ltd.                                112,579
                                                                47,000  Kubota Corp.                                        233,005
                                                                 3,000  Kurita Water Industries Ltd.                         43,154
                                                                25,000  Minebea Co., Ltd.                                   109,056
                                                                88,000  Mitsubishi Heavy Industries Ltd.                    249,907
                                                                50,000  Mitsui Engineering & Shipbuilding Co., Ltd.          85,391
                                                                 3,000  NGK Insulators Ltd.                                  28,691
                                                                14,000  NSK Ltd.                                             70,362
                                                                15,000  NTN Corp.                                            86,074
                                                                 1,400  SMC Corp.                                           160,262
                                                                32,000  Sumitomo Heavy Industries Ltd.(a)                   118,981
                                                                 3,700  THK Co., Ltd.                                        73,300
                                                                 9,000  Takuma Co., Ltd.                                     70,879
                                                                                                                       ------------
                                                                                                                          2,292,280
                  -----------------------------------------------------------------------------------------------------------------
                  Marine - 0.1%                                 11,000  Kawasaki Kisen Kaisha Ltd.                           70,743
                                                                25,000  Mitsui OSK Lines Ltd.                               150,044
                                                                37,000  Nippon Yusen Kabushiki Kaisha                       199,317
                                                                                                                       ------------
                                                                                                                            420,104
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.1%                                     600  Asatsu-DK Inc.                                       16,893
                                                                    33  Dentsu Inc.                                          88,885
                                                                    26  Fuji Television Network Inc.                         56,329
                                                                 5,000  Toho Co., Ltd.                                       78,999
                                                                 4,000  Tokyo Broadcasting System Inc.                       65,229
                                                                                                                       ------------
                                                                                                                            306,335
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.5%                         7,000  Dowa Mining Co., Ltd.                                45,565
                                                                17,900  JFE Holdings Inc.                                   510,954
                                                                54,000  Kobe Steel Ltd.                                      82,736
                                                                10,000  Mitsubishi Materials Corp.                           20,982
                                                                22,000  Mitsui Mining & Smelting Co., Ltd.                   97,043
                                                               202,000  Nippon Steel Corp.                                  494,798
                                                                40,000  Nisshin Steel Co., Ltd.                              92,125
                                                                99,000  Sumitomo Metal Industries Ltd.                      134,293
                                                                13,000  Sumitomo Metal Mining Co., Ltd.                      92,866
                                                                                                                       ------------
                                                                                                                          1,571,362
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.1%                        9,000  Daimaru Inc.                                         73,690
                                                                 6,000  Hankyu Department Stores                             43,505
                                                                 1,000  Isetan Co., Ltd.                                     11,662
                                                                 7,000  Marui Co., Ltd.                                      93,725
                                                                16,000  Mitsukoshi Ltd.                                      77,759
                                                                 1,800  Ryohin Keikaku Co., Ltd.                             90,466
                                                                 4,000  Takashimaya Co., Ltd.                                38,489
                                                                                                                       ------------
                                                                                                                            429,296
                  -----------------------------------------------------------------------------------------------------------------
                  Office Electronics - 0.7%                     30,000  Canon Inc.                                        1,619,010
                                                                12,000  Konica Minolta Holdings Inc.                        159,266
                                                                26,000  Ricoh Co., Ltd.                                     501,630
                                                                                                                       ------------
                                                                                                                          2,279,906
                  -----------------------------------------------------------------------------------------------------------------
                  Oil & Gas - 0.2%                              21,000  Nippon Mining Holdings Inc.                          98,780
                                                                39,000  Nippon Oil Corp.                                    250,054
                                                                 6,000  Showa Shell Sekiyu KK                                54,631
                                                                17,000  Teikoku Oil Co., Ltd.                                94,564
                                                                10,000  TonenGeneral Sekiyu KK                               91,051
                                                                                                                       ------------
                                                                                                                            589,080
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country           Industry*                                Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Japan             Paper & Forest Products - 0.1%                    39  Nippon Paper Group Inc.                        $    175,076
(concluded)                                                     20,000  OJI Paper Co., Ltd.                                 114,765
                                                                                                                       ------------
                                                                                                                            289,841
                  -----------------------------------------------------------------------------------------------------------------
                  Personal Products - 0.1%                       1,700  Aderans Co., Ltd.                                    39,319
                                                                10,000  Shiseido Co., Ltd.                                  144,823
                                                                                                                       ------------
                                                                                                                            184,142
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 1.2%                        13,000  Chugai Pharmaceutical Co., Ltd.                     214,912
                                                                11,100  Daiichi Pharmaceutical Co., Ltd.                    239,939
                                                                10,000  Eisai Co., Ltd.                                     328,877
                                                                 8,000  Fujisawa Pharmaceutical Co., Ltd.                   218,991
                                                                11,000  Kaken Pharmaceutical Co., Ltd.                       72,460
                                                                11,000  Kyowa Hakko Kogyo Co., Ltd.                          82,658
                                                                11,300  Sankyo Co., Ltd.                                    255,289
                                                                14,000  Shionogi & Co., Ltd.                                193,598
                                                                 7,000  Taisho Pharmaceutical Co., Ltd.                     152,337
                                                                31,000  Takeda Pharmaceutical Co., Ltd.                   1,561,042
                                                                10,000  Yamanouchi Pharmaceutical Co., Ltd.                 389,382
                                                                                                                       ------------
                                                                                                                          3,709,485
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.4%                                14  Japan Real Estate Investment Corp.                  118,044
                                                                    13  Japan Retail Fund Investment Corp.                  109,739
                                                                 2,300  Leopalace21 Corp.                                    40,492
                                                                30,000  Mitsubishi Estate Co., Ltd.                         351,322
                                                                21,000  Mitsui Fudosan Co., Ltd.                            255,148
                                                                    16  Nippon Building Fund Inc.                           136,469
                                                                10,000  Sumitomo Realty & Development Co., Ltd.             130,380
                                                                26,000  Tokyu Land Corp.                                    108,598
                                                                                                                       ------------
                                                                                                                          1,250,192
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.7%                                41  Central Japan Railway Co.                           334,898
                                                                   114  East Japan Railway Co.                              634,137
                                                                15,000  Keihin Electric Express Railway Co., Ltd.            92,369
                                                                19,000  Keio Electric Railway Co., Ltd.                     111,437
                                                                72,000  Kintetsu Corp.                                      248,736
                                                                37,000  Nippon Express Co., Ltd.                            182,346
                                                                25,000  Odakyu Electric Railway Co., Ltd.                   144,920
                                                                42,000  Tobu Railway Co., Ltd.                              159,852
                                                                41,000  Tokyu Corp.                                         221,665
                                                                    49  West Japan Railway Co.                              197,970
                                                                                                                       ------------
                                                                                                                          2,328,330
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                 1,800  Advantest Corp.                                     154,406
                  Equipment - 0.3%
                                                                 1,200  NEC Electronics Corp.                                58,554
                                                                 6,000  Nikon Corp.                                          74,129
                                                                 3,400  Rohm Co., Ltd.                                      351,713
                                                                 8,000  Sanken Electric Co., Ltd.                           104,694
                                                                 5,600  Tokyo Electron Ltd.                                 344,842
                                                                                                                       ------------
                                                                                                                          1,088,338
                  -----------------------------------------------------------------------------------------------------------------
                  Software - 0.3%                                5,700  Capcom Co., Ltd.                                     54,180
                                                                 3,600  Konami Corp.                                         83,439
                                                                 9,000  Namco Ltd.                                          118,132
                                                                 3,100  Nintendo Co., Ltd.                                  389,353
                                                                   900  Oracle Corp. Japan                                   46,638
                                                                 4,000  Trend Micro Inc.                                    215,868
                                                                                                                       ------------
                                                                                                                            907,610
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.2%                        2,800  Aoyama Trading Co., Ltd.                             76,237
                                                                 1,300  Autobacs Seven Co., Ltd.                             37,996
                                                                 2,400  Fast Retailing Co., Ltd.                            182,688
                                                                   600  Shimachu Co., Ltd.                                   14,843
                                                                   600  Shimamura Co., Ltd.                                  43,798
                                                                   700  USS Co., Ltd.                                        58,749
                                                                 4,200  Yamada Denki Co., Ltd.                              179,936
                                                                                                                       ------------
                                                                                                                            594,247
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.1%        1,000  Nisshinbo Industries Inc.                             7,485
                                                                 8,000  Onward Kashiyama Co., Ltd.                          116,405
                                                                 2,000  Toyobo Co., Ltd.                                      4,821
                                                                 5,000  Wacoal Corp.                                         59,969
                                                                 1,600  World Co., Ltd.                                      56,212
                                                                                                                       ------------
                                                                                                                            244,892
                  -----------------------------------------------------------------------------------------------------------------
                  Tobacco - 0.1%                                    27  Japan Tobacco Inc.                                  308,285
                  -----------------------------------------------------------------------------------------------------------------
                  Trading Companies & Distributors - 0.5%       53,000  Itochu Corp.                                        245,164
                                                                31,000  Marubeni Corp.                                       85,918
                                                                38,000  Mitsubishi Corp.                                    490,992
                                                                39,000  Mitsui & Co., Ltd.                                  349,771
                                                                   100  Sojitz Holdings Corp.(a)                                433
                                                                38,000  Sumitomo Corp.                                      327,823
                                                                                                                       ------------
                                                                                                                          1,500,101
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%           2,000  Kamigumi Co., Ltd.                                   15,966
                                                                 8,000  Mitsubishi Logistics Corp.                           78,852
                                                                                                                       ------------
                                                                                                                             94,818
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                       683  NTT DoCoMo Inc.                                   1,259,754
                  Services - 0.4%
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Japan                     67,911,021
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands -     Air Freight & Logistics - 0.1%                14,776  TPG NV                                              401,284
4.8%              -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.1%                              10,499  Heineken NV                                         350,062
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.2%                              11,211  Akzo Nobel NV                                       478,186
                                                                 1,968  DSM NV                                              127,384
                                                                                                                       ------------
                                                                                                                            605,570
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.4%                       52,985  ABN AMRO Holding NV                               1,403,667
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.1%          1,086  Randstad Holdings NV                                 42,734
                                                                 7,896  Vedior NV                                           128,684
                                                                                                                       ------------
                                                                                                                            171,418
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country           Industry*                                Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands       Diversified Financial Services - 0.6%          3,935  Euronext NV                                    $    120,184
(concluded)                                                     63,707  ING Groep NV CVA                                  1,927,576
                                                                                                                       ------------
                                                                                                                          2,047,760
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                 76,315  Royal KPN NV                                        725,081
                  Services - 0.2%
                  -----------------------------------------------------------------------------------------------------------------
                  Energy Equipment & Services - 0.0%               228  IHC Caland NV                                        14,485
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.1%               48,361  Koninklijke Ahold NV                                374,688
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.5%                           6,433  Royal Numico NV                                     231,980
                                                                19,510  Unilever NV                                       1,308,180
                                                                                                                       ------------
                                                                                                                          1,540,160
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.4%                     47,294  Koninklijke Philips Electronics NV(a)             1,254,188
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                            14,185  Getronics NV(a)                                      32,392
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.2%                              48,831  Aegon NV                                            665,726
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.3%                                  27,301  Reed Elsevier NV                                    372,202
                                                                10,501  VNU NV                                              310,163
                                                                 8,647  Wolters Kluwer NV                                   173,598
                                                                                                                       ------------
                                                                                                                            855,963
                  -----------------------------------------------------------------------------------------------------------------
                  Office Electronics - 0.0%                        194  OCE NV                                                2,969
                  -----------------------------------------------------------------------------------------------------------------
                  Oil & Gas - 1.4%                              75,688  Royal Dutch Petroleum Co.                         4,356,921
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.1%                             1,655  Corio NV                                             96,956
                                                                 1,648  Rodamco Europe NV                                   130,819
                                                                   332  Wereldhave NV                                        36,102
                                                                                                                       ------------
                                                                                                                            263,877
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                16,636  ASML Holding NV(a)                                  267,053
                  Equipment - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Trading Companies & Distributors - 0.0%       30,280  Hagemeyer NV(a)                                      69,969
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the Netherlands           15,403,233
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand -     Construction Materials - 0.0%                 20,926  Fletcher Building Ltd.                              100,060
0.2%              -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                 54,856  Telecom Corp. of New Zealand Ltd.                   243,678
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.0%                     22,289  Contact Energy Ltd.                                 103,036
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.1%       45,575  Fisher & Paykel Healthcare Corp.                    106,657
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.0%                     30,232  Fisher & Paykel Appliances Holdings Ltd.             93,897
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                              11,556  Tower Ltd.(a)                                        17,862
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.0%                       16,257  Warehouse Group Ltd.                                 42,625
                  -----------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.0%                 5,644  Carter Holt Harvey Ltd.                               8,439
                                                                   253  Tenon Ltd.                                              402
                                                                                                                       ------------
                                                                                                                              8,841
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%          16,200  Auckland International Airport Ltd.                  93,376
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in New Zealand                  810,032
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.5%     Airlines - 0.0%                                2,392  SAS AB(a)                                            22,413
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.0%                               8,336  Yara International ASA(a)                           109,763
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.1%                       19,915  DNB NOR ASA                                         196,465
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.0%                9,463  Tandberg ASA                                        117,572
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                    913  Telenor ASA                                           8,291
                  Services - 0.1%                                8,900  Telenor ASA(b)                                      245,551
                                                                                                                       ------------
                                                                                                                            253,842
                  -----------------------------------------------------------------------------------------------------------------
                  Energy Equipment & Services - 0.0%             3,691  Smedvig ASA Class A                                  62,008
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.1%                           8,570  Orkla ASA                                           281,580
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                               8,611  Storebrand ASA                                       83,172
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.0%                               2,598  Tomra Systems ASA                                    14,284
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                   3,568  Schibsted ASA                                       101,326
                  -----------------------------------------------------------------------------------------------------------------
                  Oil & Gas - 0.2%                                 791  Frontline Ltd.                                       35,197
                                                                 5,039  Norsk Hydro ASA                                     396,854
                                                                23,291  Statoil ASA                                         365,325
                                                                                                                       ------------
                                                                                                                            797,376
                  -----------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.0%                 3,089  Norske Skogindustrier ASA                            66,812
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Norway                     2,106,613
-----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.4%   Commercial Banks - 0.2%                       25,668  Banco BPI SA                                        103,970
                                                                76,415  Banco Comercial Portugues SA Registered Shares      196,309
                                                                 6,793  Banco Espirito Santo SA Registered Shares           122,804
                                                                                                                       ------------
                                                                                                                            423,083
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.0%                 15,305  Cimpor Cimentos de Portugal SA                       86,334
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                 24,684  Portugal Telecom SGPS SA Registered Shares          305,321
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.1%                     57,220  Energias de Portugal SA                             173,441
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.0%                4,098  Jeronimo Martins(a)                                  54,031
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.0%               38,364  Sonae SGPS SA                                        55,796
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                   2,349  PT Multimedia Servicos de Telecomunicacoes e
                                                                        Multimedia SGPS SA                                   59,036
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%           7,477  Brisa-Auto Estradas de Portugal SA
                                                                        Private Shares                                       68,601
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Portugal                   1,225,643
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.9%  Aerospace & Defense - 0.0%                    56,213  Singapore Technologies Engineering Ltd.              80,235
                  -----------------------------------------------------------------------------------------------------------------
                  Air Freight & Logistics - 0.0%               138,954  Singapore Post Ltd.                                  75,759
                  -----------------------------------------------------------------------------------------------------------------
                  Airlines - 0.1%                               17,582  Singapore Airlines Ltd.                             122,785
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.0%                               3,836  Fraser and Neave Ltd.                                38,304
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.3%                       34,751  DBS Group Holdings Ltd.                             342,741
                                                                36,598  Oversea-Chinese Banking Corp.                       302,667
                                                                40,572  United Overseas Bank Ltd.                           342,988
                                                                                                                       ------------
                                                                                                                            988,396
                  -----------------------------------------------------------------------------------------------------------------
                  Computers & Peripherals - 0.0%                 5,907  Creative Technology Ltd.                             88,294
                  -----------------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                            3,331  Jardine Cycle & Carriage Ltd.                        21,630
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.0%         82,000  Singapore Exchange Ltd.                              89,917
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                266,803  Singapore Telecommunications Ltd.                   387,358
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                         5,000  Venture Corp. Ltd.                                   48,701
                  Instruments - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.0%       83,000  Parkway Holdings Ltd.                                76,268
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%           2,631  Overseas Union Enterprise Ltd.                       12,572
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.1%                1,766  Haw Par Corp. Ltd.                                    5,571
                                                                25,914  Keppel Corp. Ltd.                                   136,523
                                                                24,154  SembCorp Industries Ltd.                             23,971
                                                                                                                       ------------
                                                                                                                            166,065
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.0%                             107,427  SembCorp Marine Ltd.                                 89,501
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country           Industry*                                Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Singapore         Media - 0.1%                                  36,116  Singapore Press Holdings Ltd.                  $    101,773
(concluded)       -----------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.1%                            33,833  CapitaLand Ltd.                                      44,146
                                                                29,535  City Developments Ltd.                              128,460
                                                                                                                       ------------
                                                                                                                            172,606
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.1%                           104,816  ComfortDelgro Corp. Ltd.                             99,525
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                89,002  Chartered Semiconductor Manufacturing Ltd.(a)        53,432
                  Equipment - 0.0%                               1,120  Chartered Semiconductor Manufacturing
                                                                        Ltd.(a)(b)                                            6,765
                                                                                                                       ------------
                                                                                                                             60,197
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%          43,000  SembCorp Logistics Ltd.                              45,571
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Singapore                  2,765,457
-----------------------------------------------------------------------------------------------------------------------------------
South Africa -    Beverages - 0.1%                              28,939  SABMiller Plc                                       480,039
0.5%              -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.4%                        50,000  Anglo American Plc                                1,182,659
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in South Africa               1,662,698
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 3.6%      Airlines - 0.0%                               31,929  Iberia Lineas Aereas de Espana                      110,669
                  -----------------------------------------------------------------------------------------------------------------
                  Biotechnology - 0.0%                           6,228  Zeltia SA                                            43,597
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.4%                       97,327  Banco Bilbao Vizcaya Argentaria SA                1,726,407
                                                                 4,521  Banco Popular Espanol SA                            298,041
                                                               186,457  Banco Santander Central Hispano SA                2,313,922
                                                                                                                       ------------
                                                                                                                          4,338,370
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.2%              6,197  ACS Actividades de Construccion y
                                                                        Servicios, SA                                       141,511
                                                                   446  Acciona SA                                           39,465
                                                                 2,428  Fomento de Construcciones y Contratas SA            116,928
                                                                 3,360  Grupo Ferrovial SA                                  179,578
                                                                 5,086  Sacyr Vallehermoso SA                                83,995
                                                                                                                       ------------
                                                                                                                            561,477
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                138,369  Telefonica SA                                     2,606,761
                  Services - 0.8%                                1,081  Telefonica SA(b)                                     61,076
                                                                                                                       ------------
                                                                                                                          2,667,837
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.4%                     27,059  Endesa SA                                           635,925
                                                                21,139  Iberdrola SA                                        537,310
                                                                 8,894  Union Fenosa SA                                     233,925
                                                                                                                       ------------
                                                                                                                          1,407,160
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.0%                      738  Gamesa Corp. Tecnologica SA                          10,332
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.1%                           7,543  Gas Natural SDG SA                                  233,354
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%           7,812  NH Hoteles SA                                       103,636
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.1%                             6,012  Amadeus Global Travel Distribution SA Class A        61,861
                                                                 8,650  Indra Sistemas SA                                   147,792
                                                                                                                       ------------
                                                                                                                          209,653
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                               8,309  Corp Mapfre SA                                      122,427
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                   1,688  Antena 3 de Television SA(a)                        121,948
                                                                   628  Sogecable SA(a)                                      27,879
                                                                                                                       ------------
                                                                                                                            149,827
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.1%                        10,980  Acerinox SA                                         176,259
                  -----------------------------------------------------------------------------------------------------------------
                  Oil & Gas - 0.2%                              25,356  Repsol YPF SA                                       660,352
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.0%                             1,764  Metrovacesa SA                                       82,002
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.1%                        7,341  Inditex SA                                          216,528
                  -----------------------------------------------------------------------------------------------------------------
                  Tobacco - 0.1%                                 8,337  Altadis SA                                          381,891
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.1%           5,353  Abertis Infraestructuras SA                         117,872
                                                                 6,800  Cintra Concesiones de Infraestructuras de
                                                                        Transporte SA(a)                                     74,683
                                                                                                                       ------------
                                                                                                                            192,555
                  -----------------------------------------------------------------------------------------------------------------
                  Water Utilities - 0.0%                         3,530  Sociedad General de Aguas de Barcelona SA
                                                                        Class A                                              73,796
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Spain                     11,741,722
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.4%     Airlines - 0.0%                                1,680  SAS AB(a)                                            15,503
                  -----------------------------------------------------------------------------------------------------------------
                  Auto Components - 0.0%                         6,944  Trelleborg AB Class B                               118,077
                  -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.1%                      12,596  Assa Abloy AB Class B                               215,133
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.5%                       69,576  Nordea Bank AB                                      701,477
                                                                20,039  Skandinaviska Enskilda Banken AB Class A            387,488
                                                                16,874  Svenska Handelsbanken Class A                       439,282
                                                                                                                       ------------
                                                                                                                          1,528,247
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.1%         14,465  Securitas AB                                        248,143
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.5%              527,005  Telefonaktiebolaget LM Ericsson(a)                1,681,239
                                                                 1,407  Telefonaktiebolaget LM Ericsson(a)(b)                44,306
                                                                                                                       ------------
                                                                                                                          1,725,545
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.1%             17,922  Skanska AB Class B                                  215,078
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.0%              1  Ainax AB                                                 40
                                                                 1,010  OMX AB(a)                                            12,919
                                                                                                                       ------------
                                                                                                                             12,959
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                  2,337  Tele2 AB Class B                                     91,786
                  Services - 0.1%                               30,146  TeliaSonera AB                                      180,548
                                                                                                                       ------------
                                                                                                                            272,334
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.0%        2,151  Getinge AB Class B                                   26,785
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.0%        4,167  Gambro AB Class A                                    59,413
                                                                 3,981  Gambro AB Class B                                    55,862
                                                                                                                       ------------
                                                                                                                            115,275
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.1%                     11,716  Electrolux AB Class B                               267,980
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                             4,275  WM-data AB Class B                                    9,264
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                              26,296  Skandia Forsakrings AB                              130,977
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.4%                               5,967  Alfa Laval AB                                        96,526
                                                                 4,654  Atlas Copco AB Class A                              210,100
                                                                 2,672  Atlas Copco AB Class B                              111,578
                                                                 1,881  SKF AB Class B                                       83,784
                                                                 6,203  Sandvik AB                                          250,159
                                                                 3,295  Scania AB Class B                                   130,404
                                                                 3,880  Volvo AB Class A                                    148,009
                                                                 9,547  Volvo AB Class B                                    378,553
                                                                                                                       ------------
                                                                                                                          1,409,113
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country           Industry*                                Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Sweden            Media - 0.1%                                   5,496  Eniro AB                                       $     56,239
(concluded)                                                      2,810  Modern Times Group AB Class B(a)                     76,536
                                                                                                                       ------------
                                                                                                                            132,775
                  -----------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.1%                   277  Billerud AB                                           4,939
                                                                   945  Holmen AB Class B                                    32,707
                                                                 8,530  Svenska Cellulosa AB Class B                        363,899
                                                                                                                       ------------
                                                                                                                            401,545
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.2%                       18,171  Hennes & Mauritz AB Class B                         633,007
                  -----------------------------------------------------------------------------------------------------------------
                  Tobacco - 0.1%                                17,627  Swedish Match AB                                    204,243
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Sweden                     7,681,983
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland -     Biotechnology - 0.1%                             294  Serono SA                                           193,656
6.9%              -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.0%                          90  Geberit AG Registered Shares                         65,852
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 1.5%                        41,795  Credit Suisse Group(a)                            1,756,926
                                                                37,744  UBS AG Registered Shares                          3,164,973
                                                                                                                       ------------
                                                                                                                          4,921,899
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.3%                               3,446  Ciba Specialty Chemicals AG Registered Shares       262,140
                                                                10,389  Clariant AG                                         167,653
                                                                   198  Givaudan                                            130,421
                                                                 2,482  Lonza Group AG Registered Shares                    139,696
                                                                 3,542  Syngenta AG                                         376,285
                                                                                                                       ------------
                                                                                                                          1,076,195
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.1%          3,995  Adecco SA Registered Shares                         201,138
                                                                   218  SGS SA                                              152,702
                                                                                                                       ------------
                                                                                                                            353,840
                  -----------------------------------------------------------------------------------------------------------------
                  Computers & Peripherals - 0.1%                 2,235  Logitech International SA Registered Shares(a)      136,604
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.1%                  6,780  Holcim Ltd.                                         408,434
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                  1,047  Swisscom AG                                         412,502
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.1%                   63,423  ABB Ltd.(a)                                         354,178
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                         2,650  Kudelski SA(a)                                       97,414
                  Instruments - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 1.2%                          14,464  Nestle SA Registered Shares                       3,784,223
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.2%          850  Nobel Biocare Holding AG                            153,988
                                                                 2,889  Phonak Holding AG Registered Shares                  95,275
                                                                   207  Straumann Holding AG Registered Shares               42,962
                                                                 2,128  Synthes Inc.(a)                                     238,607
                                                                                                                       ------------
                                                                                                                            530,832
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%              35  Kuoni Reisen Holding AG Registered Shares            15,390
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.5%                              10,717  Swiss Reinsurance Registered Shares                 764,356
                                                                 4,837  Zurich Financial Services AG                        806,521
                                                                                                                       ------------
                                                                                                                          1,570,877
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.1%                                  40  Schindler Holding AG Participation
                                                                        Certificates                                         15,865
                                                                   282  Sulzer AG                                           112,158
                                                                                                                            128,023
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 2.2%                        84,608  Novartis AG Registered Shares                     4,263,511
                                                                24,793  Roche Holding AG                                  2,854,106
                                                                                                                       ------------
                                                                                                                          7,117,617
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                 1,719  Micronas Semiconductor Holding AG Registered
                  Equipment - 0.0%                                      Shares(a)                                            84,280
                                                                    10  Unaxis Holding AG                                       994
                                                                                                                       ------------
                                                                                                                             85,274
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.3%       18,752  Compagnie Financiere Richemont AG                   624,187
                                                                 1,575  Swatch Group AG Class B                             231,174
                                                                 2,276  Swatch Group AG Registered Shares                    67,654
                                                                                                                       ------------
                                                                                                                            923,015
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Switzerland               22,175,825
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom -  Aerospace & Defense - 0.3%                   109,911  BAE Systems Plc                                     486,397
24.7%                                                            3,528  Cobham Plc                                           83,787
                                                                 5,374  Meggitt Plc                                          27,006
                                                                55,241  Rolls-Royce Group Plc                               261,962
                                                             1,756,664  Rolls-Royce Group Plc Class B                         3,440
                                                                                                                       ------------
                                                                                                                            862,592
                  -----------------------------------------------------------------------------------------------------------------
                  Air Freight & Logistics - 0.1%                11,029  Exel  Plc                                           153,092
                  -----------------------------------------------------------------------------------------------------------------
                  Airlines - 0.0%                               18,233  British Airways Plc(a)                               82,263
                  -----------------------------------------------------------------------------------------------------------------
                  Auto Components - 0.0%                        26,018  GKN Plc                                             118,136
                  -----------------------------------------------------------------------------------------------------------------
                  Automobiles - 0.0%                             1,025  TI Automotive Ltd. A(a)                                   -
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.6%                             109,812  Diageo Plc                                        1,566,454
                                                                29,507  Scottish & Newcastle Plc                            246,855
                                                                                                                       ------------
                                                                                                                          1,813,309
                  -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.1%                      19,884  BPB Plc                                             180,665
                                                                53,235  Pilkington Plc                                      112,426
                                                                                                                            293,091
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.3%                        27,983  3i Group Plc                                        357,806
                                                                26,671  Amvescap Plc                                        164,242
                                                                 2,797  Close Brothers Group Plc                             39,442
                                                                12,596  ICAP Plc                                             65,718
                                                                10,234  Man Group Plc                                       289,223
                                                                 4,105  Schroders Plc                                        59,188
                                                                                                                       ------------
                                                                                                                            975,619
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.2%                              18,411  BOC Group Plc                                       351,175
                                                                44,050  Imperial Chemical Industries  Plc                   203,818
                                                                 8,117  Johnson Matthey Plc                                 153,968
                                                                                                                       ------------
                                                                                                                            708,961
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 5.3%                      231,125  Barclays Plc                                      2,600,300
                                                               139,659  HBOS Plc                                          2,273,756
                                                               395,750  HSBC Holdings Plc                                 6,678,652
                                                               190,856  Lloyds TSB Group Plc                              1,733,189
                                                                 2,530  Lloyds TSB Group Plc(b)                              93,079
                                                               112,438  Royal Bank of Scotland Group Plc                  3,782,041
                                                                                                                       ------------
                                                                                                                         17,161,017
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country           Industry*                                Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom    Commercial Services & Supplies - 0.3%         29,155  Brambles Industries Plc                        $    145,674
(continued)                                                     16,587  Bunzl Plc                                           138,368
                                                                24,611  Capita Group Plc                                    172,819
                                                                 3,209  DX Services Plc(a)                                   22,549
                                                                26,991  Group 4 Securicor Plc(a)                             72,548
                                                                64,193  Hays Plc                                            153,131
                                                                 1,493  Intertek Group Plc                                   20,208
                                                                67,222  Rentokil Initial Plc                                190,686
                                                                 2,405  Serco Group Plc                                      11,082
                                                                                                                       ------------
                                                                                                                            927,065
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.0%                5,298  Marconi Corp. Plc(a)                                 57,215
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.1%             12,050  Amec Plc                                             68,884
                                                                24,840  Balfour Beatty Plc                                  150,344
                                                                                                                       ------------
                                                                                                                            219,228
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.1%                 27,258  Hanson Plc                                          234,058
                                                                 9,436  RMC Group Plc                                       153,806
                                                                                                                       ------------
                                                                                                                            387,864
                  -----------------------------------------------------------------------------------------------------------------
                  Consumer Finance - 0.1%                        7,713  Cattles Plc                                          54,346
                                                                14,009  Provident Financial Plc                             180,740
                                                                                                                       ------------
                                                                                                                            235,086
                  -----------------------------------------------------------------------------------------------------------------
                  Containers & Packaging - 0.1%                 20,343  Rexam Plc                                           179,465
                  -----------------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                            1,845  Inchcape Plc                                         69,250
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.0%          5,899  London Stock Exchange Plc                            65,914
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                299,121  BT Group Plc                                      1,165,794
                  Services - 0.5%                                  900  BT Group Plc (b)                                     35,577
                                                                88,222  Cable & Wireless Plc                                201,983
                                                                                                                       ------------
                                                                                                                          1,403,354
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.3%                     30,800  Scottish & Southern Energy Plc                      515,935
                                                                62,819  Scottish Power Plc                                  486,345
                                                                   993  Scottish Power Plc(b)                                30,942
                                                                                                                       ------------
                                                                                                                          1,033,222
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.0%                   21,146  Kidde Plc                                            67,596
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                        18,858  Electrocomponents Plc                               103,095
                  Instruments - 0.0%                             4,902  Premier Farnell Plc                                  16,093
                                                                                                                       ------------
                                                                                                                            119,188
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.7%               28,340  Boots Group Plc                                     356,658
                                                                37,427  J Sainsbury Plc                                     194,371
                                                               277,338  Tesco Plc                                         1,713,196
                                                                                                                       ------------
                                                                                                                          2,264,225
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.6%                          76,752  Cadbury Schweppes Plc                               714,678
                                                                16,627  Tate & Lyle Plc                                     150,912
                                                               101,803  Unilever Plc                                        999,736
                                                                                                                       ------------
                                                                                                                          1,865,326
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.2%                         138,266  Centrica Plc                                        627,142
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.1%        3,902  SSL International Plc                                23,598
                                                                34,543  Smith & Nephew Plc                                  353,481
                                                                                                                       ------------
                                                                                                                            377,079
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.0%        6,950  Alliance Unichem Plc                                100,675
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.7%           6,155  Carnival Plc                                        375,544
                                                                79,660  Compass Group Plc                                   376,613
                                                                13,810  Enterprise Inns Plc                                 210,785
                                                                58,530  Hilton Group Plc                                    319,698
                                                                23,682  Intercontinental Hotels Group Plc                   294,401
                                                                30,006  Mitchells & Butlers Plc                             195,869
                                                                 6,594  Punch Taverns Plc                                    87,416
                                                                21,215  Rank Group Plc                                      107,529
                                                                11,009  Whitbread Plc                                       178,918
                                                                15,467  William Hill Plc                                    167,480
                                                                                                                       ------------
                                                                                                                          2,314,253
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.2%                      9,646  Barratt Developments  Plc                           110,098
                                                                   788  Bellway Plc                                          12,330
                                                                 2,907  Berkeley Group Holdings Plc                          45,151
                                                                10,998  Persimmon Plc                                       145,905
                                                                23,279  Taylor Woodrow Plc                                  121,566
                                                                20,870  Wimpey George Plc                                   162,076
                                                                                                                       ------------
                                                                                                                            597,126
                  -----------------------------------------------------------------------------------------------------------------
                  Household Products - 0.2%                     21,643  Reckitt Benckiser Plc                               654,035
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                            30,199  LogicaCMG Plc                                       111,755
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.2%               20,750  Smiths Group Plc                                    327,468
                                                                34,739  Tomkins Plc                                         169,573
                                                                                                                       ------------
                                                                                                                            497,041
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.8%                              83,550  Aviva Plc                                         1,007,361
                                                                70,102  Friends Provident Plc                               207,267
                                                               233,606  Legal & General Group Plc                           493,351
                                                                84,770  Prudential Plc                                      737,258
                                                               106,903  Royal & Sun Alliance Insurance Group                159,063
                                                                                                                       ------------
                                                                                                                          2,604,300
                  -----------------------------------------------------------------------------------------------------------------
                  Internet & Catalog Retail - 0.2%              36,424  GUS Plc                                             656,298
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.1%                               9,108  FKI Plc                                              20,372
                                                                11,268  IMI Plc                                              85,182
                                                               206,804  Invensys Plc(a)                                      61,542
                                                                                                                       ------------
                                                                                                                            167,096
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 1.1%                                  57,937  Aegis Group Plc                                     120,132
                                                                44,353  British Sky Broadcasting Plc                        478,562
                                                                11,034  Daily Mail & General Trust                          157,187
                                                                27,950  EMI Group Plc                                       142,202

Master International Index Series
Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country           Industry*                                Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom    Media (concluded)                              9,612  Emap Plc                                       $    150,493
(concluded)                                                    154,067  ITV Plc                                             311,323
                                                                29,694  Pearson Plc                                         358,305
                                                                45,682  Reed Elsevier Plc                                   421,422
                                                                53,018  Reuters Group Plc                                   384,255
                                                                11,407  Trinity Mirror Plc                                  139,286
                                                                11,903  United Business Media Plc                           109,692
                                                                41,546  WPP Group Plc                                       457,049
                                                                25,811  Yell Group Plc                                      218,040
                                                                                                                       ------------
                                                                                                                          3,447,948
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.8%                        91,274  BHP Billiton Plc                                  1,069,822
                                                               194,761  Corus Group Plc(a)                                  188,831
                                                                38,605  Rio Tinto Plc Registered Shares                   1,136,226
                                                                                                                       ------------
                                                                                                                          2,394,879
                  -----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities & Unregulated                 52,187  International Power Plc(a)                          154,800
                  Power - 0.5%                                 110,593  National Grid Transco Plc                         1,053,145
                                                                20,598  United Utilities Plc                                249,141
                                                                 8,249  United Utilities Plc Class A                         70,872
                                                                                                                       ------------
                                                                                                                          1,527,958
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.2%                       58,300  Marks & Spencer Group Plc                           383,921
                                                                 9,680  Next Plc                                            306,647
                                                                                                                       ------------
                                                                                                                            690,568
                  -----------------------------------------------------------------------------------------------------------------
                  Oil & Gas - 3.6%                             130,742  BG Group Plc                                        888,582
                                                               762,276  BP Plc                                            7,434,554
                                                                 3,849  BP Plc(b)                                           224,782
                                                               354,749  Shell Transport & Trading Co. Plc                 3,024,009
                                                                                                                       ------------
                                                                                                                         11,571,927
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 2.2%                        60,203  AstraZeneca Plc                                   2,183,379
                                                               210,736  GlaxoSmithKline Plc                               4,944,119
                                                                   800  GlaxoSmithKline Plc(b)                               37,912
                                                                                                                       ------------
                                                                                                                          7,165,410
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.4%                            18,022  British Land Co. Plc                                310,020
                                                                11,899  Hammerson Plc                                       198,408
                                                                17,232  Land Securities Group Plc                           463,172
                                                                 9,912  Liberty International Plc                           184,687
                                                                18,432  Slough Estates Plc                                  194,632
                                                                                                                       ------------
                                                                                                                          1,350,919
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.1%                            16,203  Firstgroup Plc                                      108,490
                                                                 2,119  National Express Group Plc                           33,584
                                                                33,050  Stagecoach Group Plc                                 72,177
                                                                                                                       ------------
                                                                                                                            214,251
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                41,211  ARM Holdings Plc                                     87,429
                  Equipment - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Software - 0.1%                               21,437  Misys Plc                                            86,121
                                                                66,142  Sage Group Plc                                      256,829
                                                                                                                       ------------
                                                                                                                            342,950
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.3%                       72,099  Dixons Group Plc                                    210,403
                                                                 3,700  HMV Group Plc                                        18,469
                                                                24,040  Kesa Electricals Plc                                130,386
                                                                83,788  Kingfisher Plc                                      498,278
                                                                24,999  MFI Furniture Plc                                    59,515
                                                                79,661  Signet Group Plc                                    168,235
                                                                                                                       ------------
                                                                                                                          1,085,286
                  -----------------------------------------------------------------------------------------------------------------
                  Tobacco - 0.5%                                57,613  British American Tobacco Plc                        992,736
                                                                26,193  Imperial Tobacco Group Plc                          717,610
                                                                                                                       ------------
                                                                                                                          1,710,346
                  -----------------------------------------------------------------------------------------------------------------
                  Trading Companies & Distributors - 0.1%       21,556  Wolseley Plc                                        402,887
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.3%          11,911  Associated British Ports Holdings Plc               108,623
                                                                39,638  BAA Plc                                             444,430
                                                                12,221  BBA Group Plc                                        67,046
                                                                29,716  The Peninsular and Oriental Steam
                                                                        Navigation Co.                                      169,729
                                                                                                                       ------------
                                                                                                                            789,828
                  -----------------------------------------------------------------------------------------------------------------
                  Water Utilities - 0.1%                        15,133  Kelda Group Plc                                     183,766
                                                                12,768  Severn Trent Plc                                    237,044
                                                                                                                       ------------
                                                                                                                            420,810
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                 2,286,456  Vodafone Group Plc                                6,200,551
                  Services - 2.0%                               12,490  Vodafone Group Plc(b)                               341,976
                                                                                                                       ------------
                                                                                                                          6,542,527
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the United Kingdom        79,514,801
-----------------------------------------------------------------------------------------------------------------------------------
United States -   Media - 0.0%                                   1,520  News Corp. Class A                                   28,363
0.0%              -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the United States             28,363
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Investments in Common Stocks
                                                                        (Cost - $260,169,995) - 98.4%                   316,890,728
-----------------------------------------------------------------------------------------------------------------------------------

                                                                        Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
United States -   Diversified Financial Services - 0.1%          2,000  iShares MSCI EAFE Index Fund                        320,100
0.1%              -----------------------------------------------------------------------------------------------------------------
                                                                        Total Investments in Mutual Funds
                                                                        (Cost - $232,840) - 0.1%                            320,100
-----------------------------------------------------------------------------------------------------------------------------------

                                                                        Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.2%    Automobiles - 0.1%                               230  Porsche AG                                          146,779
                                                                 5,476  Volkswagen AG                                       181,690
                                                                                                                       ------------
                                                                                                                            328,469
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.1%                               2,828  Henkel KGaA                                         246,013
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.0%          542  Fresenius Medical Care AG                            31,421
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                   5,512  ProSieben SAT.1 Media AG                            101,144
                  -----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities & Unregulated                  2,033  RWE AG                                               94,534
                  Power - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Preferred Stocks in Germany                   801,581
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand -     Paper & Forest Products - 0.0%                 2,043  Tenon Ltd. (Convertible)                              3,217
0.0%              -----------------------------------------------------------------------------------------------------------------
                                                                        Total Preferred Stocks in New Zealand                 3,217
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Investments in Preferred Stocks
                                                                        (Cost - $684,752) - 0.2%                            804,798
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2004 (concluded)    (in U.S. dollars)

Country           Industry*                                Shares Held  Warrants (c)                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
France - 0.0%     Food & Staples Retailing - 0.0%                  133  Casino Guichard-Perrach SA                     $         20
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Warrants in France                                 20
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.0%  Real Estate - 0.0%                             5,953  City Developments Limited                            16,629
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Warrants in Singapore                          16,629
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Investments in Warrants
                                                                        (Cost - $10,862) - 0.0%                              16,649
-----------------------------------------------------------------------------------------------------------------------------------

                                                                        Rights (d)
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.0%    Household Durables - 0.0%                     61,082  Waterford Wedgewood                                     660
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Investments in Rights
                                                                        (Cost - $1,555) - 0.0%                                  660
-----------------------------------------------------------------------------------------------------------------------------------

                                                            Beneficial
                                                              Interest  Short-Term Securities
                  -----------------------------------------------------------------------------------------------------------------
                                                           $ 2,760,907  Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                                        Series I (e)                                      2,760,907
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Investments in Short-Term Securities
                                                                        (Cost - $2,760,907) - 0.9%                        2,760,907
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Investments
                                                                        (Cost - $263,860,911**) - 99.6%                 320,793,842

                                                                        Other Assets Less Liabilities - 0.4%              1,273,022
                                                                                                                       ------------
                                                                        Net Assets - 100.0%                            $322,066,864
                                                                                                                       ============

(a)   Non-income producing security.
(b)   Depositary Receipts.
(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(d)   The rights may be exercised until 1/07/2005.
(e) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      ------------------------------------------------------------------------------------------------------
      Affiliate                                                           Net Activity       Interest Income
      ------------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I             $ (7,159,850)         $125,093
      ------------------------------------------------------------------------------------------------------

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.
** The cost and unrealized appreciation/depreciation of investments as of December 31, 2004, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 266,778,196
                                                                  =============
      Gross unrealized appreciation                               $  61,477,825
      Gross unrealized depreciation                                  (7,462,179)
                                                                  -------------
      Net unrealized appreciation                                 $  54,015,646
                                                                  =============

      Financial futures contracts purchased as of December 31, 2004 were as follows:

      ------------------------------------------------------------------------------------------------------------------------------
                                                                           Expiration                             Unrealized
      Number of Contracts             Issue                 Exchange          Date         Face Value    Appreciation (Depreciation)
      ------------------------------------------------------------------------------------------------------------------------------
                1            CAC40 10 Euro Future          Matif (Par)      March 2005       $52,078             $     (53)
                2            CAC40 10 Euro Future          Matif (Par)    January 2005      $103,887                  (149)
                4            DJ Euro Stoxx 50 Future       Eurex            March 2005      $159,827                   456
                13           Hang Seng Index Future        Hong Kong      January 2005    $1,188,774                   555
                12           IBEX 35 Plus Index Future     Spanish Op     January 2005    $1,454,865                20,709
                15           OMX Stock Index Future        Riyadh         January 2005      $167,832                    19
                1            S&P/MIB Index Future          Eurex            March 2005      $210,652                  (981)
                2            SPI 200 Index Future          Sydney           March 2005      $159,401                  (426)
                25           TOPIX Index Future            Tokyo            March 2005    $2,691,129               108,471
      ------------------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                                                        $ 128,601
                                                                                                                 ===================

      Forward foreign exchange contracts as of December 31, 2004 were as follows:

      -----------------------------------------------------------------------------------------
                        Foreign                   Settlement            Unrealized Appreciation
                   Currency Purchased               Date                   (Depreciation)
      -----------------------------------------------------------------------------------------
         AUD            145,000                 January 2005                  $  2,711
         CHF            230,000                 January 2005                      (686)
         EUR            975,000                 January 2005                    15,532
         GBP            300,000                 January 2005                    (1,814)
         JPY          74,500,000                January 2005                     7,657
         SEK            550,000                 January 2005                       313
      -----------------------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Exchange
      Contracts - Net (US$ Commitment - $3,003,395)                           $ 23,713
                                                                              =================

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: February 24, 2005


By: /s/ Donald C. Burke
    ---------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: February 24, 2005